UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/15 (Unaudited)

COMMON STOCKS (65.0%)(a)
			Shares	Value

Banking (5.9%)

Access National Corp.			8,000	$155,520

Australia & New Zealand Banking Group, Ltd. (Australia)			38,881	965,956

Axis Bank, Ltd. (India)			120,532	1,057,967

Banco Bilbao Vizcaya Argentaria SA (Spain)			94,294	924,247

Banco de Sabadell SA (Spain)			82,064	198,074

Banco Latinoamericano de Exportaciones SA Class E (Panama)			17,804	572,933

Banco Santander SA (Spain)			180,990	1,263,929

Bank of America Corp.			1,240,700	21,116,646

Bank of China, Ltd. (China)			1,839,000	1,195,704

Bank of Ireland (Ireland)(NON)			1,499,043	604,977

Bank of New York Mellon Corp. (The)			55,600	2,333,532

Bank of Queensland, Ltd. (Australia)			40,953	403,497

Bank of Yokohama, Ltd. (The) (Japan)			197,000	1,208,222

Bankia SA (Spain)(NON)			598,849	759,759

Barclays PLC (United Kingdom)			162,117	663,562

BNP Paribas SA (France)			18,395	1,110,490

BofI Holding, Inc.(NON)(S)			5,567	588,488

Cardinal Financial Corp.			15,402	335,610

China Construction Bank Corp. (China)			1,997,000	1,823,991

Citizens & Northern Corp.			9,958	204,637

Commercial International Bank Egypt SAE GDR (Egypt)			236,208	1,736,129

Commonwealth Bank of Australia (Australia)			23,834	1,565,466

Credicorp, Ltd. (Peru)			4,143	575,546

Credit Agricole SA (France)			130,334	1,938,339

Credit Suisse Group AG (Switzerland)			32,231	885,969

Customers Bancorp, Inc.(NON)			21,212	570,391

DBS Group Holdings, Ltd. (Singapore)			91,000	1,397,921

DNB ASA (Norway)			18,582	309,998

Dubai Islamic Bank PJSC (United Arab Emirates)			921,099	1,715,352

East West Bancorp, Inc.			5,575	249,872

Farmers Capital Bank Corp.(NON)			7,215	205,122

FCB Financial Holdings, Inc. Class A(NON)			15,647	497,575

Federal Bank, Ltd. (India)			326,625	758,090

Financial Institutions, Inc.			10,286	255,504

First Community Bancshares, Inc.			9,713	176,971

First NBC Bank Holding Co.(NON)			11,330	407,880

FirstMerit Corp.			12,100	252,043

Flushing Financial Corp.			10,193	214,155

Grupo Financiero Banorte SAB de CV (Mexico)			235,642	1,295,637

Hang Seng Bank, Ltd. (Hong Kong)			101,300	1,979,856

Hanmi Financial Corp.			20,393	506,562

Heartland Financial USA, Inc.			6,898	256,744

Heritage Financial Group, Inc.			9,844	297,092

Home Capital Group, Inc. (Canada)			2,800	97,025

Industrial & Commercial Bank of China, Ltd. (China)			1,708,000	1,357,313

ING Groep NV GDR (Netherlands)			58,184	960,672

Intesa Sanpaolo SpA (Italy)			346,053	1,254,612

Itau Unibanco Holding SA ADR (Preference) (Brazil)			64,801	709,571

Joyo Bank, Ltd. (The) (Japan)			191,000	1,070,605

JPMorgan Chase & Co.			354,577	24,026,138

King's Town Bank Co., Ltd. (Taiwan)			1,183,000	1,027,545

Lloyds Banking Group PLC (United Kingdom)			2,495,117	3,341,794

MainSource Financial Group, Inc.			15,311	336,076

Meta Financial Group, Inc.			5,648	242,412

Metro Bank PLC (acquired 1/15/14, cost $189,830) (Private) (United Kingdom)(F)(RES)(NON)			8,918	211,412

Mizuho Financial Group, Inc. (Japan)			112,300	243,163

National Australia Bank, Ltd. (Australia)			41,283	1,060,987

Opus Bank			9,098	329,166

Pacific Premier Bancorp, Inc.(NON)			9,641	163,511

PacWest Bancorp			4,108	192,090

Peoples Bancorp, Inc.			9,500	221,730

Permanent TSB Group Holdings PLC (Ireland)(NON)			130,546	682,870

PNC Financial Services Group, Inc.			29,199	2,792,884

Popular, Inc. (Puerto Rico)(NON)			8,057	232,525

Republic Bancorp, Inc. Class A			6,178	158,775

Resona Holdings, Inc. (Japan)			387,700	2,117,722

Skandinaviska Enskilda Banken AB (Sweden)			124,631	1,593,622

State Street Corp.			189,900	14,622,300

Sumitomo Mitsui Financial Group, Inc. (Japan)			14,100	628,932

Swedbank AB Class A (Sweden)			49,965	1,165,067

Talmer Bancorp, Inc. Class A			16,962	284,114

UniCredit SpA (Italy)			133,547	897,031

United Community Banks, Inc.			10,246	213,834

United Overseas Bank, Ltd. (Singapore)			12,100	207,259

Virgin Money Holdings UK PLC (United Kingdom)(NON)			86,203	596,642

Wells Fargo & Co.			98,282	5,527,380

Westpac Banking Corp. (Australia)			46,086	1,143,179

				125,245,913
Basic materials (3.3%)

Aceto Corp.			7,059	173,863

AK Holdings, Inc. (South Korea)			6,005	419,911

Akzo Nobel NV (Netherlands)			6,244	454,352

Amcor, Ltd. (Australia)			148,590	1,572,924

Andersons, Inc. (The)			6,522	254,358

Antofagasta PLC (United Kingdom)			61,285	663,947

ArcelorMittal SA (France)			77,460	754,149

Assa Abloy AB Class B (Sweden)			18,039	339,679

BASF SE (Germany)			16,902	1,485,220

BHP Billiton PLC (Australia)			39,126	767,844

BHP Billiton, Ltd. (Australia)			65,589	1,368,871

Boise Cascade Co.(NON)			6,929	254,156

Cabot Corp.			4,816	179,589

Cambrex Corp.(NON)			16,682	733,007

Chicago Bridge & Iron Co. NV(S)			9,397	470,226

China Singyes Solar Technologies Holdings, Ltd. (China)			504,000	646,291

Compagnie De Saint-Gobain (France)			10,149	455,639

Continental Building Products, Inc.(NON)			26,492	561,365

CRH PLC (Ireland)			5,516	155,706

DMCI Holdings, Inc. (Philippines)			1,437,500	420,825

Domtar Corp. (Canada)			7,047	291,746

EMS-Chemie Holding AG (Switzerland)			2,303	972,977

EVA Precision Industrial Holdings, Ltd. (Hong Kong)			2,364,000	695,334

Glencore PLC (United Kingdom)			222,348	891,927

Hindustan Zinc, Ltd. (India)			146,933	385,561

Horsehead Holding Corp.(NON)(S)			38,543	451,724

Innophos Holdings, Inc.			5,860	308,470

Innospec, Inc.			7,783	350,546

IRB Infrastructure Developers, Ltd. (India)			232,758	853,288

Kaiser Aluminum Corp.			8,249	685,327

Koninklijke Boskalis Westminster NV (Netherlands)			20,383	997,583

Koppers Holdings, Inc.			22,337	552,171

Kraton Performance Polymers, Inc.(NON)			7,384	176,330

L.B. Foster Co. Class A			3,980	137,748

LG Chemical, Ltd. (South Korea)			2,511	626,934

Lonmin PLC (United Kingdom)(NON)			2,379	4,183

LSB Industries, Inc.(NON)			18,922	772,774

LyondellBasell Industries NV Class A			150,598	15,589,905

Minerals Technologies, Inc.			3,025	206,093

Mining and Metallurgical Co. GMK Norilsk Nickel OJSC ADR (Russia)			38,019	641,381

Monsanto Co.			1,500	159,885

Mota-Engil Africa NV (Angola)(NON)			21,140	159,083

Mota-Engil SGPS SA (Portugal)(S)			361,580	919,891

Nitto Denko Corp. (Japan)			25,600	2,104,310

NN, Inc.			20,151	514,254

Orion Engineered Carbons SA (Luxembourg)			17,541	323,807

PhosAgro OAO GDR (Russia)			49,153	629,158

PolyOne Corp.			6,312	247,241

Rio Tinto PLC (United Kingdom)			20,371	836,687

SBA Communications Corp. Class A(NON)			52,900	6,081,913

Sherwin-Williams Co. (The)			35,200	9,680,704

Siam Cement PCL (The) NVDR (Thailand)			40,500	623,529

Sibanye Gold, Ltd. (South Africa)			350,542	562,435

Smurfit Kappa Group PLC (Ireland)			8,396	231,292

Soulbrain Co., Ltd. (South Korea)			17,748	777,256

South32, Ltd. (Australia)(NON)			47,746	65,941

South32, Ltd. (Australia)(NON)			39,126	52,870

Sumitomo Metal Mining Co., Ltd. (Japan)			71,000	1,081,084

Symrise AG (Germany)			6,535	405,586

Syngenta AG (Switzerland)			4,396	1,786,705

ThyssenKrupp AG (Germany)			73,077	1,901,099

UPM-Kymmene OYJ (Finland)			73,626	1,302,640

US Concrete, Inc.(NON)			8,750	331,538

Vale Indonesia Tbk PT (Indonesia)			3,905,500	793,842

Wendel SA (France)			8,993	1,102,341

				70,399,015
Capital goods (4.3%)

ABB, Ltd. (Switzerland)			67,210	1,407,532

Airbus Group SE (France)			15,189	985,527

Allison Transmission Holdings, Inc.			161,900	4,737,194

Altra Industrial Motion Corp.			11,844	321,920

American Axle & Manufacturing Holdings, Inc.(NON)			7,567	158,226

AZZ, Inc.			4,679	242,372

BAE Systems PLC (United Kingdom)			236,497	1,676,641

Bombardier, Inc. Class B (Canada)			104,200	187,710

Canon, Inc. (Japan)			69,750	2,269,717

Chase Corp.			3,726	148,109

Cooper-Standard Holding, Inc.(NON)			6,768	416,029

Crown Holdings, Inc.(NON)			137,800	7,290,998

Cubic Corp.			11,099	528,090

Douglas Dynamics, Inc.			5,827	125,164

General Dynamics Corp.			93,800	13,290,522

Huntington Ingalls Industries, Inc.			29,100	3,276,369

Hyster-Yale Materials Holdings, Inc.			3,022	209,364

IDEX Corp.			34,600	2,718,868

Illinois Tool Works, Inc.			29,100	2,671,089

Ingersoll-Rand PLC			46,800	3,155,256

Jiangnan Group, Ltd. (China)			1,966,000	565,588

JTEKT Corp (Japan)			14,100	267,057

Kaba Holding AG Class B (Switzerland)			423	251,778

Kadant, Inc.			8,828	416,682

KBR, Inc.			154,200	3,003,816

Leggett & Platt, Inc.			53,500	2,604,380

MasTec, Inc.(NON)			26,679	530,112

Matrix Service Co.(NON)			20,145	368,251

Meritor, Inc.(NON)			31,734	416,350

Miller Industries, Inc.			10,042	200,338

Mitsubishi Electric Corp. (Japan)			170,000	2,197,492

MSA Safety, Inc.			3,828	185,696

Northrop Grumman Corp.			66,300	10,517,169

Orbital ATK, Inc.			1,725	126,546

OSRAM Licht AG (Germany)			17,308	828,852

Raytheon Co.			30,079	2,877,959

Rheinmetall AG (Germany)			5,254	266,425

Roper Technologies, Inc.			48,300	8,329,818

Safran SA (France)			32,629	2,211,323

Sandvik AB (Sweden)			154,507	1,708,181

Sound Global, Ltd. (China)(F)(NON)(S)			1,133,000	910,403

Spirit AeroSystems Holdings, Inc. Class A(NON)			43,000	2,369,730

Standard Motor Products, Inc.			14,250	500,460

Standex International Corp.			4,471	357,367

Stoneridge, Inc.(NON)			22,392	262,210

Tenneco, Inc.(NON)			4,142	237,916

Tetra Tech, Inc.			23,967	614,514

THK Co., Ltd. (Japan)			44,500	962,103

Tower International, Inc.(NON)			10,275	267,664

Trinity Industries, Inc.			15,392	406,811

Trinseo SA(NON)(S)			27,420	735,953

Triumph Group, Inc.			6,794	448,336

Vinci SA (France)			6,584	380,808

Wabash National Corp.(NON)(S)			41,248	517,250

				92,662,035
Communication services (2.2%)

BCE, Inc. (Canada)			4,200	178,424

Bharti Infratel, Ltd. (India)			31,647	222,145

BT Group PLC (United Kingdom)			298,397	2,110,791

CalAmp Corp.(NON)			20,232	369,436

Cellnex Telecom SAU 144A (Spain)(NON)			8,292	140,283

CenturyLink, Inc.			231,500	6,801,470

China Mobile, Ltd. (China)			168,500	2,157,456

Cincinnati Bell, Inc.(NON)			104,299	398,422

Com Hem Holding AB (Sweden)			56,871	527,215

Comtech Telecommunications Corp.			17,855	518,688

Deutsche Telekom AG (Germany)			94,005	1,619,182

Dish TV India, Ltd. (India)(NON)			361,403	603,568

EchoStar Corp. Class A(NON)			13,133	639,314

Frontier Communications Corp.			64,190	317,741

Idea Cellular, Ltd. (India)			247,496	684,617

IDT Corp. Class B			9,499	171,742

Inteliquent, Inc.			13,892	255,613

Iridium Communications, Inc.(NON)(S)			23,139	210,334

Juniper Networks, Inc.			282,500	7,336,525

KDDI Corp. (Japan)			26,800	646,870

Liberty Global PLC Ser. C (United Kingdom)(NON)			5,500	278,465

magicJack VocalTec, Ltd. (Israel)(NON)(S)			34,276	254,671

NeuStar, Inc. Class A(NON)(S)			9,799	286,229

NTT DoCoMo, Inc. (Japan)			78,200	1,497,739

Numericable-SFR (France)(NON)			5,433	287,979

Orange SA (France)			81,077	1,248,267

Quebecor, Inc. Class B (Canada)			9,200	229,963

ShoreTel, Inc.(NON)			25,726	174,422

Spark New Zealand, Ltd. (New Zealand)			97,825	185,284

Spok Holdings, Inc.			11,654	196,253

TCL Communication Technology Holdings, Ltd. (China)			477,000	446,137

Telecom Italia SpA RSP (Italy)			621,996	634,837

Telefonica SA (Spain)			72,196	1,026,218

Telenor ASA (Norway)			47,014	1,030,171

Telstra Corp., Ltd. (Australia)			362,357	1,716,600

Verizon Communications, Inc.			198,515	9,252,784

Vodafone Group PLC (United Kingdom)			359,365	1,297,853

				45,953,708
Conglomerates (0.2%)

Exor SpA (Italy)			18,426	879,618

Keisei Electric Railway Co., Ltd. (Japan)			11,000	130,866

Mitsubishi Corp. (Japan)			34,000	747,869

Siemens AG (Germany)			16,233	1,635,096

Tyco International PLC			4,300	165,464

Vivendi SA (France)			7,807	196,920

				3,755,833
Consumer cyclicals (8.8%)

Accor SA (France)			3,093	156,101

Adecco SA (Switzerland)			22,225	1,804,244

Adidas AG (Germany)			8,729	668,069

Apollo Tyres, Ltd. (India)			164,665	440,236

Ascena Retail Group, Inc.(NON)			26,656	443,956

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			21,005	325,502

Babcock International Group PLC (United Kingdom)			58,859	998,808

Bayerische Motoren Werke (BMW) AG (Germany)			12,069	1,321,024

Big Lots, Inc.			10,592	476,534

Bridgestone Corp. (Japan)			9,400	347,743

Brunswick Corp.			7,775	395,437

Bunzl PLC (United Kingdom)			45,247	1,235,620

Caleres, Inc.			14,335	455,566

Carmike Cinemas, Inc.(NON)			14,627	388,201

Carter's, Inc.			45,700	4,857,910

CEB, Inc.			2,738	238,370

Children's Place, Inc. (The)			5,183	339,020

Compagnie Financiere Richemont SA (Switzerland)			9,532	775,345

Compass Group PLC (United Kingdom)			143,094	2,367,528

Conn's, Inc.(NON)(S)			10,442	414,547

Continental AG (Germany)			11,810	2,794,563

Cooper Tire & Rubber Co.			13,995	473,451

Ctrip.com International, Ltd. ADR (China)(NON)			15,101	1,096,635

Daimler AG (Registered Shares) (Germany)			3,760	342,221

Dalata Hotel Group PLC (Ireland)(NON)			37,973	152,403

Dana Holding Corp.			16,682	343,316

Deckers Outdoor Corp.(NON)			5,263	378,778

Deluxe Corp.			13,907	862,234

Denso Corp. (Japan)			17,900	891,599

Dillards, Inc. Class A			4,882	513,538

Discovery Communications, Inc. Class A(NON)(S)			417,400	13,882,724

Elis SA (France)(NON)			8,794	172,746

Ennis, Inc.			12,329	229,196

Eros International PLC(NON)(S)			8,732	219,348

Ethan Allen Interiors, Inc.			15,336	403,950

Experian PLC (United Kingdom)			55,279	1,006,674

Express, Inc.(NON)			11,843	214,477

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			15,733	230,475

Five Below, Inc.(NON)			5,345	211,288

Fuji Heavy Industries, Ltd. (Japan)			63,900	2,353,730

G&K Services, Inc. Class A			5,531	382,413

G-III Apparel Group, Ltd.(NON)			2,426	170,669

Geberit International AG (Switzerland)			3,645	1,215,195

Global Cash Access Holdings, Inc.(NON)			28,050	217,107

Global Mediacom Tbk PT (Indonesia)			1,292,900	113,459

Grand Korea Leisure Co., Ltd. (South Korea)			13,123	365,884

Harley-Davidson, Inc.			77,200	4,350,220

Hilton Worldwide Holdings, Inc.(NON)			251,600	6,931,580

Home Depot, Inc. (The)			174,681	19,412,300

Hyundai Department Store Co., Ltd. (South Korea)			4,204	554,026

Iconix Brand Group, Inc.(NON)(S)			14,057	351,003

Inditex SA (Spain)			36,846	1,197,622

Isetan Mitsukoshi Holdings, Ltd. (Japan)			66,300	1,185,312

ITV PLC (United Kingdom)			544,014	2,250,641

KAR Auction Services, Inc.			65,314	2,442,744

Kimberly-Clark Corp.			83,500	8,848,495

Landauer, Inc.			10,838	386,266

Lear Corp.			33,100	3,715,806

Liberty Interactive Corp. Class A(NON)			112,100	3,110,775

Liberty Media Corp. Class A(NON)			49,300	1,776,772

LifeLock, Inc.(NON)			12,665	207,706

Lions Gate Entertainment Corp.			22,161	821,065

Live Nation Entertainment, Inc.(NON)			15,375	422,659

LIXIL Group Corp. (Japan)			12,200	242,236

Lowe's Cos., Inc.			169,827	11,373,314

Luxottica Group SpA (Italy)			5,786	384,774

Macy's, Inc.			82,603	5,573,224

Marcus Corp.			19,211	368,467

Marks & Spencer Group PLC (United Kingdom)			146,194	1,231,231

Marriott International, Inc./MD Class A			18,200	1,353,898

Marriott Vacations Worldwide Corp.			5,176	474,898

Mediaset SpA (Italy)			38,197	183,622

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			6,300	123,669

Men's Wearhouse, Inc. (The)			9,931	636,279

MGM China Holdings, Ltd. (Hong Kong)			381,200	623,568

Modetour Network, Inc. (South Korea)			19,991	595,008

Moncler SpA (Italy)			17,299	320,530

Naspers, Ltd. Class N (South Africa)			9,591	1,493,913

National CineMedia, Inc.			25,975	414,561

Net 1 UEPS Technologies, Inc. (South Africa)(NON)			36,200	661,736

NIKE, Inc. Class B			91,300	9,862,226

Nintendo Co., Ltd. (Japan)			3,300	551,955

Nippon Television Holdings, Inc. (Japan)			8,900	157,442

Nissan Motor Co., Ltd. (Japan)			46,500	484,434

Oriental Land Co., Ltd. (Japan)			14,900	951,452

Oxford Industries, Inc.			6,560	573,672

Panasonic Corp. (Japan)			188,000	2,583,013

Peugeot SA (France)(NON)			64,853	1,333,598

PGT, Inc.(NON)			44,057	639,267

Pitney Bowes, Inc.			12,460	259,293

ProSiebenSat.1 Media AG (Germany)			3,017	149,003

Publicis Groupe SA (France)			14,814	1,095,300

Puregold Price Club, Inc. (Philippines)			767,600	629,878

Qualicorp SA (Brazil)			130,200	825,397

RE/MAX Holdings, Inc. Class A			13,406	476,047

Remy International, Inc.			8,332	184,221

Scripps Networks Interactive Class A			32,100	2,098,377

SeaWorld Entertainment, Inc.			22,005	405,772

Securitas AB Class B (Sweden)			101,709	1,344,693

Sequential Brands Group, Inc.(NON)(S)			19,374	296,228

Shimano, Inc. (Japan)			7,600	1,037,055

Sirius XM Holdings, Inc.(NON)			1,204,000	4,490,920

Smith & Wesson Holding Corp.(NON)			30,389	504,154

Sohgo Security Services Co., Ltd. (Japan)			5,700	224,954

Sotheby's Class A			7,419	335,636

Sports Direct International PLC (United Kingdom)(NON)			26,554	299,780

Steven Madden, Ltd.(NON)			5,015	214,542

Swatch Group AG (The) (Switzerland)			1,708	665,151

Tata Motors, Ltd. (India)			179,131	1,221,258

Thomas Cook Group PLC (United Kingdom)(NON)			100,282	215,553

TiVo, Inc.(NON)			21,600	219,024

Toyo Tire & Rubber Co., Ltd. (Japan)			9,000	190,317

Toyota Industries Corp. (Japan)			5,100	290,869

Toyota Motor Corp. (Japan)			65,000	4,356,702

TubeMogul, Inc.(NON)			8,222	117,492

Vail Resorts, Inc.			2,076	226,699

Valeo SA (France)			11,264	1,775,026

VF Corp.			18,200	1,269,268

Viacom, Inc. Class B			93,800	6,063,232

Vince Holding Corp.(NON)			8,271	99,087

Vista Outdoor, Inc.(NON)			3,449	154,860

Visteon Corp.(NON)			4,696	492,986

Wal-Mart de Mexico SAB de CV (Mexico)			251,700	614,777

Wolverine World Wide, Inc.			13,798	392,967

WPP PLC (United Kingdom)			34,345	769,535

Wyndham Worldwide Corp.			51,647	4,230,406

Yamaha Motor Co., Ltd. (Japan)			23,300	509,655

Zee Entertainment Enterprises, Ltd. (India)			122,908	710,079

				188,301,006
Consumer finance (0.3%)

Cardtronics, Inc.(NON)			10,180	377,169

Chailease Holding Co., Ltd. (Taiwan)			484,800	1,169,007

Dewan Housing Finance Corp., Ltd. (India)			210,155	1,389,208

Encore Capital Group, Inc.(NON)(S)			11,219	479,500

Far East Horizon, Ltd. (China)			853,000	812,114

Federal Agricultural Mortgage Corp. Class C			7,206	209,406

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			260,400	1,425,567

Nelnet, Inc. Class A			11,554	500,404

PRA Group, Inc.(NON)(S)			5,922	369,000

World Acceptance Corp.(NON)			3,200	196,832

				6,928,207
Consumer staples (5.5%)

Altria Group, Inc.			36,600	1,790,106

Anheuser-Busch InBev NV (Belgium)			21,531	2,580,411

Associated British Foods PLC (United Kingdom)			11,356	512,276

Avon Products, Inc.(S)			19,051	119,259

Barrett Business Services, Inc.			2,925	106,236

Barry Callebaut AG (Switzerland)			555	632,200

Beacon Roofing Supply, Inc.(NON)			12,092	401,696

Bloomin' Brands, Inc.			11,340	242,109

Bright Horizons Family Solutions, Inc.(NON)			3,897	225,247

British American Tobacco PLC (United Kingdom)			28,136	1,509,727

Britvic PLC (United Kingdom)			16,997	191,619

Buffalo Wild Wings, Inc.(NON)			1,309	205,107

Bunge, Ltd.			137,300	12,054,940

Cal-Maine Foods, Inc.(S)			9,786	510,829

Calbee, Inc. (Japan)			26,900	1,134,159

Capella Education Co.			10,773	578,187

Carrefour SA (France)(NON)			38,370	1,228,549

Colgate-Palmolive Co.			36,100	2,361,301

Coty, Inc. Class A(NON)			30,187	965,078

CVS Health Corp.			179,738	18,850,921

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			20	137,336

Diageo PLC (United Kingdom)			34,842	1,007,864

Distribuidora Internacional de Alimentacion SA (Spain)			102,010	779,022

Dr. Pepper Snapple Group, Inc.			115,500	8,419,950

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Farmer Bros Co.(NON)			5,260	123,610

Global Fashion Holding SA (acquired 8/2/13, cost $43,833) (Private) (Brazil)(F)(RES)(NON)			1,036	26,921

Grand Canyon Education, Inc.(NON)			11,418	484,123

Gruma SAB de CV Class B (Mexico)			70,797	913,255

Henkel AG & Co. KGaA (Preference) (Germany)			5,788	649,147

Imperial Tobacco Group PLC (United Kingdom)			34,025	1,639,673

ITOCHU Corp. (Japan)			13,300	175,725

ITT Educational Services, Inc.(NON)(S)			6,320	25,090

Japan Tobacco, Inc. (Japan)			21,600	769,594

JBS SA (Brazil)			188,043	989,477

JG Summit Holdings, Inc. (Philippines)			376,090	598,041

John B. Sanfilippo & Son, Inc.			15,436	801,128

Kao Corp. (Japan)			40,600	1,888,596

Kerry Group PLC Class A (Ireland)			9,771	724,289

Kforce, Inc.			17,736	405,622

Koninklijke Ahold NV (Netherlands)			112,110	2,099,761

Korn/Ferry International			9,613	334,244

L'Oreal SA (France)			7,423	1,324,085

LG Household & Health Care, Ltd. (South Korea)			1,387	962,426

Liberty Ventures Ser. A(NON)			74,400	2,921,688

ManpowerGroup, Inc.			14,700	1,313,886

Mondelez International, Inc. Class A			407,200	16,752,208

Monster Worldwide, Inc.(NON)(S)			88,701	580,105

Nestle SA (Switzerland)			75,710	5,465,987

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nutraceutical International Corp.(NON)			6,627	163,952

On Assignment, Inc.(NON)			21,880	859,446

Papa John's International, Inc.			4,437	335,482

Philip Morris International, Inc.			69,800	5,595,866

Pinnacle Foods, Inc.			14,353	653,636

Reckitt Benckiser Group PLC (United Kingdom)			12,281	1,058,993

Recruit Holdings Co., Ltd. (Japan)			3,200	97,659

RetailMeNot, Inc.(NON)			22,592	402,815

SABMiller PLC (United Kingdom)			17,036	884,409

Sally Beauty Holdings, Inc.(NON)			12,940	408,645

Sao Martinho SA (Brazil)			39,080	471,358

Seven & i Holdings Co., Ltd. (Japan)			4,300	184,810

Shiseido Co., Ltd. (Japan)			11,300	256,497

Shoprite Holdings, Ltd. (South Africa)			47,008	670,384

Shutterfly, Inc.(NON)			2,079	99,397

Sonic Corp.			14,159	407,779

SpartanNash Co.			14,324	466,103

Swedish Match AB (Sweden)			42,024	1,195,348

TrueBlue, Inc.(NON)			17,910	535,509

Unilever NV ADR (Netherlands)			28,822	1,200,298

Unilever PLC (United Kingdom)			20,995	900,583

USANA Health Sciences, Inc.(NON)			2,028	277,146

Vipshop Holdings, Ltd. ADR (China)(NON)			17,100	380,475

WH Group, Ltd. 144A (Hong Kong)(NON)			1,150,605	783,739

WM Morrison Supermarkets PLC (United Kingdom)			20,646	58,652

Wolseley PLC (United Kingdom)			10,871	694,003

Woolworths, Ltd. (Australia)			16,521	343,653

X5 Retail Group NV GDR (Russia)(NON)			43,748	728,404

Zalando SE (Germany)(NON)			1,788	59,711

				118,687,565
Energy (4.4%)

Amec Foster Wheeler PLC (United Kingdom)			71,942	924,093

BG Group PLC (United Kingdom)			74,679	1,243,211

BP PLC (United Kingdom)			409,357	2,702,414

Callon Petroleum Co.(NON)			65,113	541,740

Canadian Solar, Inc. (Canada)(NON)			17,523	501,158

Connacher Oil and Gas, Ltd. (Canada)(NON)			3,341	5,520

CVR Energy, Inc.			24,000	903,360

Delek US Holdings, Inc.			10,483	385,984

Diamondback Energy, Inc.(NON)			1,684	126,940

EnCana Corp. (Canada)			19,500	214,984

EP Energy Corp. Class A(NON)(S)			23,547	299,753

Exxon Mobil Corp.			95,535	7,948,512

Ezion Holdings, Ltd. (Singapore)(S)			854,580	650,365

Genel Energy PLC (United Kingdom)(NON)			127,792	1,018,021

Green Plains, Inc.			14,034	386,637

Gulfport Energy Corp.(NON)			6,057	243,794

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	499

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	499

Marathon Petroleum Corp.			205,800	10,765,398

Northern Oil and Gas, Inc.(NON)(S)			76,772	519,746

Occidental Petroleum Corp.			209,200	16,269,484

Oil States International, Inc.(NON)			21,800	811,614

Pacific Ethanol, Inc.(NON)(S)			26,891	277,515

REX American Resources Corp.(NON)			6,454	410,733

Royal Dutch Shell PLC Class A (United Kingdom)			66,437	1,864,912

Royal Dutch Shell PLC Class A (United Kingdom)			35,440	1,002,376

Royal Dutch Shell PLC Class B (United Kingdom)			60,533	1,718,682

Schlumberger, Ltd.			168,737	14,543,442

SM Energy Co.			5,989	276,213

Statoil ASA (Norway)			80,175	1,432,637

Stone Energy Corp.(NON)			9,405	118,409

Suncor Energy, Inc. (Canada)			14,300	393,851

Superior Energy Services, Inc.			187,900	3,953,416

TerraForm Power, Inc. Class A(NON)			7,085	269,088

Total SA (France)			49,662	2,412,282

Triangle Petroleum Corp.(NON)(S)			43,730	219,525

Unit Corp.(NON)			4,489	121,742

Valero Energy Corp.			250,400	15,675,040

Vestas Wind Systems A/S (Denmark)			38,480	1,920,579

Whiting Petroleum Corp.(NON)			9,140	307,104

Woodside Petroleum, Ltd. (Australia)			28,922	763,835

				94,145,107
Financial (1.6%)

Credit Acceptance Corp.(NON)(S)			848	208,761

CTBC Financial Holding Co., Ltd. (Taiwan)			2,223,013	1,750,773

Eurazeo SA (France)			7,059	467,068

Goldman Sachs Group, Inc. (The)			67,421	14,076,831

HSBC Holdings PLC (United Kingdom)			318,222	2,850,536

KKR & Co. LP			9,800	223,930

Mitsubishi UFJ Financial Group, Inc. (Japan)			255,500	1,836,736

Morgan Stanley			201,100	7,800,669

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			449,830	563,712

Natixis SA (France)			70,890	510,150

SBI Holdings, Inc. (Japan)			87,000	1,198,529

Shriram Transport Finance Co., Ltd. (India)			29,155	390,740

UBS Group AG (Switzerland)			98,794	2,095,390

				33,973,825
Health care (9.1%)

AbbVie, Inc.			87,100	5,852,249

ACADIA Pharmaceuticals, Inc.(NON)(S)			8,095	339,019

Accuray, Inc.(NON)(S)			22,085	148,853

Aetna, Inc.			37,600	4,792,496

Akorn, Inc.(NON)			3,020	131,853

Alere, Inc.(NON)			19,083	1,006,628

Alimera Sciences, Inc.(NON)(S)			29,362	135,359

Alkermes PLC(NON)			2,121	136,465

Allergan PLC(NON)			1,400	424,844

AMAG Pharmaceuticals, Inc.(NON)(S)			25,390	1,753,433

AmerisourceBergen Corp.			128,000	13,611,520

AmSurg Corp.(NON)			7,185	502,591

Anthem, Inc.			74,100	12,162,774

Applied Genetic Technologies Corp.(NON)			7,438	114,099

Ardelyx, Inc.(NON)(S)			19,252	307,454

ARIAD Pharmaceuticals, Inc.(NON)			82,078	678,785

Asaleo Care, Ltd. (Australia)			55,018	80,653

Astellas Pharma, Inc. (Japan)			176,700	2,520,161

AstraZeneca PLC (United Kingdom)			49,105	3,100,909

AtriCure, Inc.(NON)			9,494	233,932

aTyr Pharma, Inc.(NON)			6,120	113,342

Aurobindo Pharma, Ltd. (India)			36,219	825,848

Bayer AG (Germany)			24,132	3,377,741

BioDelivery Sciences International, Inc.(NON)			18,453	146,886

Biospecifics Technologies Corp.(NON)			4,250	219,300

Bristol-Myers Squibb Co.			2,700	179,658

C.R. Bard, Inc.			31,000	5,291,700

Carbylan Therapeutics, Inc.(NON)			3,566	25,497

Cardinal Health, Inc.			83,500	6,984,775

Cardiome Pharma Corp. (Canada)(NON)			76,654	721,314

Celgene Corp.(NON)			89,136	10,316,155

Centene Corp.(NON)			4,316	347,006

Cepheid(NON)			2,396	146,515

CHC Healthcare Group (Taiwan)			242,000	411,771

Chemed Corp.			7,749	1,015,894

China Biologic Products, Inc. (China)(NON)(S)			1,900	218,804

Conatus Pharmaceuticals, Inc.(NON)			3,232	16,645

Conmed Corp.			7,803	454,681

Depomed, Inc.(NON)			9,848	211,338

DexCom, Inc.(NON)			5,324	425,814

Dyax Corp.(NON)			7,126	188,839

Dynavax Technologies Corp.(NON)			13,738	321,813

Edwards Lifesciences Corp.(NON)			42,200	6,010,546

Emergent BioSolutions, Inc.(NON)			12,810	422,090

Enanta Pharmaceuticals, Inc.(NON)(S)			5,146	231,519

Entellus Medical, Inc.(NON)			5,765	149,141

Exact Sciences Corp.(NON)			3,590	106,767

Gilead Sciences, Inc.			138,600	16,227,288

GlaxoSmithKline PLC (United Kingdom)			99,547	2,068,565

Globus Medical, Inc. Class A(NON)			9,753	250,360

Greatbatch, Inc.(NON)			11,853	639,114

Grifols SA ADR (Spain)			7,305	226,236

Health Net, Inc.(NON)			30,111	1,930,717

HealthEquity, Inc.(NON)			9,247	296,366

HealthSouth Corp.			12,726	586,160

Hill-Rom Holdings, Inc.			10,309	560,088

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			3,216,000	601,583

ICU Medical, Inc.(NON)			8,704	832,625

Immune Design Corp.(NON)			6,427	132,718

Impax Laboratories, Inc.(NON)			4,115	188,961

Infinity Pharmaceuticals, Inc.(NON)			8,982	98,353

Insys Therapeutics, Inc.(NON)(S)			9,772	351,010

Jazz Pharmaceuticals PLC(NON)			10,804	1,902,260

Johnson & Johnson			65,182	6,352,638

Kindred Healthcare, Inc.			12,572	255,086

Ligand Pharmaceuticals, Inc.(NON)			1,857	187,371

Medicines Co. (The)(NON)			2,938	84,056

Mediclinic International, Ltd. (South Africa)			86,627	728,704

Merck & Co., Inc.			320,471	18,244,414

Merck KGaA (Germany)			9,193	916,039

Merrimack Pharmaceuticals, Inc.(NON)(S)			23,381	289,106

MiMedx Group, Inc.(NON)(S)			21,066	244,155

Myriad Genetics, Inc.(NON)(S)			4,076	138,543

Netcare, Ltd. (South Africa)			297,667	936,601

Neurocrine Biosciences, Inc.(NON)			4,863	232,257

Novartis AG (Switzerland)			43,803	4,317,286

Novo Nordisk A/S Class B (Denmark)			39,224	2,137,072

Omega Healthcare Investors, Inc.(R)			5,375	184,524

OncoMed Pharmaceuticals, Inc.(NON)			4,692	105,570

Ophthotech Corp.(NON)			5,199	270,660

OraSure Technologies, Inc.(NON)			36,378	196,077

Pacira Pharmaceuticals, Inc.(NON)(S)			4,185	295,963

Pernix Therapeutics Holdings(NON)(S)			37,328	220,982

Pfizer, Inc.			660,781	22,155,987

POZEN, Inc.(NON)(S)			56,080	578,185

Press Ganey Holdings, Inc.(NON)			2,340	67,088

Prestige Brands Holdings, Inc.(NON)			6,190	286,226

Prothena Corp. PLC (Ireland)(NON)			10,294	542,185

Providence Service Corp. (The)(NON)			7,422	328,646

PTC Therapeutics, Inc.(NON)			4,593	221,061

RadNet, Inc.(NON)			30,347	203,021

Ramsay Health Care, Ltd. (Australia)			23,107	1,095,900

Receptos, Inc.(NON)			3,001	570,340

Repligen Corp.(NON)			13,368	551,697

Retrophin, Inc.(NON)			5,890	195,254

Roche Holding AG-Genusschein (Switzerland)			11,938	3,345,372

Rockwell Medical, Inc.(NON)(S)			37,924	611,335

Sage Therapeutics, Inc.(NON)			2,386	174,178

Sanofi (France)			32,728	3,219,595

Select Medical Holdings Corp.			33,074	535,799

Shionogi & Co., Ltd. (Japan)			42,800	1,659,403

Shire PLC (United Kingdom)			19,600	1,569,082

Sientra, Inc.(NON)			2,436	61,460

Spectranetics Corp. (The)(NON)(S)			10,152	233,598

STAAR Surgical Co.(NON)			21,429	207,004

STADA Arzneimittel AG (Germany)			3,854	129,995

Steris Corp.			2,855	183,976

Sucampo Pharmaceuticals, Inc. Class A(NON)			15,470	254,172

Surgical Care Affiliates, Inc.(NON)			13,765	528,301

TESARO, Inc.(NON)			5,808	341,452

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			18,860	1,114,626

Threshold Pharmaceuticals, Inc.(NON)			25,420	102,697

Trevena, Inc.(NON)			12,681	79,383

Trinity Biotech PLC ADR (Ireland)			6,302	113,814

Triple-S Management Corp. Class B (Puerto Rico)(NON)			8,534	218,982

UCB SA (Belgium)			4,996	358,639

uniQure NV (Netherlands)(NON)			6,299	170,073

WellCare Health Plans, Inc.(NON)			6,338	537,653

West Pharmaceutical Services, Inc.			10,378	602,754

XenoPort, Inc.(NON)			37,497	229,857

Zeltiq Aesthetics, Inc.(NON)			9,102	268,236

				193,792,010
Insurance (2.3%)

ACE, Ltd.			2,496	253,793

Admiral Group PLC (United Kingdom)			13,492	294,034

Ageas (Belgium)			38,477	1,482,274

AIA Group, Ltd. (Hong Kong)			503,000	3,293,180

Allianz SE (Germany)			13,967	2,175,283

Allied World Assurance Co. Holdings AG			9,018	389,758

American Equity Investment Life Holding Co.			18,605	501,963

American International Group, Inc.			9,100	562,562

Amtrust Financial Services, Inc.			10,590	693,751

Aon PLC			8,742	871,403

Aspen Insurance Holdings, Ltd.			15,400	737,660

Assicurazioni Generali SpA (Italy)			84,207	1,517,071

AXA SA (France)			60,875	1,535,818

Axis Capital Holdings, Ltd.			31,200	1,665,144

Cathay Financial Holding Co., Ltd. (Taiwan)			564,000	985,257

Challenger, Ltd. (Australia)			154,108	799,022

CNO Financial Group, Inc.			19,934	365,789

CNP Assurances (France)			103,872	1,734,709

Employers Holdings, Inc.			24,855	566,197

Everest Re Group, Ltd.			2,500	455,025

Federated National Holding Co.			24,596	595,223

Genworth Financial, Inc. Class A(NON)			725,453	5,491,679

Hanwha Life Insurance Co., Ltd. (South Korea)			116,638	829,207

HCI Group, Inc.			10,725	474,152

Heritage Insurance Holdings, Inc.(NON)			24,917	572,842

Intact Financial Corp. (Canada)			3,200	222,360

Korean Reinsurance Co. (South Korea)			46,925	517,439

Legal & General Group PLC (United Kingdom)			367,340	1,436,608

Maiden Holdings, Ltd. (Bermuda)			17,051	269,065

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			4,380	776,404

Prudential Financial, Inc.			139,900	12,244,048

Prudential PLC (United Kingdom)			95,180	2,291,878

Reinsurance Group of America, Inc.			6,700	635,629

SCOR SE (France)			7,411	261,456

St James's Place PLC (United Kingdom)			17,796	253,335

Swiss Life Holding AG (Switzerland)			4,603	1,054,070

Symetra Financial Corp.			17,102	413,355

United Insurance Holdings Corp.			35,024	544,273

				49,762,716
Investment banking/Brokerage (0.2%)

Ashford, Inc.(NON)			341	29,759

China Cinda Asset Management Co., Ltd. (China)(NON)			1,621,000	903,396

Deutsche Bank AG (Germany)			29,676	891,621

Gain Capital Holdings, Inc.			27,861	266,351

KCG Holdings, Inc. Class A(NON)			27,294	336,535

Macquarie Korea Infrastructure Fund (South Korea)			65,610	473,495

Mirae Asset Securities Co., Ltd. (South Korea)			12,003	543,414

NorthStar Asset Management Group, Inc.			62,900	1,163,021

Oppenheimer Holdings, Inc. Class A			10,245	269,239

				4,876,831
Real estate (2.6%)

AG Mortgage Investment Trust, Inc.(R)			4,688	81,009

Agree Realty Corp.(R)			7,924	231,143

American Capital Agency Corp.(R)			145,100	2,665,487

Apollo Commercial Real Estate Finance, Inc.(R)			12,153	199,674

Apollo Residential Mortgage, Inc.(R)			20,345	298,868

Arbor Realty Trust, Inc.(R)			46,939	317,308

Arlington Asset Investment Corp. Class A			5,392	105,468

ARMOUR Residential REIT, Inc.(R)			25,133	70,624

Ashford Hospitality Trust, Inc.(R)			29,620	250,585

Brixmor Property Group, Inc.(R)			90,600	2,095,578

Campus Crest Communities, Inc.(R)			37,923	210,093

CBL & Associates Properties, Inc.(R)			10,621	172,060

CBRE Group, Inc. Class A(NON)			283,000	10,471,000

Chimera Investment Corp.(R)			31,500	431,865

China Overseas Land & Investment, Ltd. (China)			294,000	1,037,328

China Resources Land, Ltd. (China)			201,777	654,668

CYS Investments, Inc.(R)			15,227	117,705

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			1,026,468	860,770

Dexus Property Group (Australia)(R)			180,360	1,015,845

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			939,859	967,878

EPR Properties(R)			4,416	241,908

Equity Lifestyle Properties, Inc.(R)			11,500	604,670

First Industrial Realty Trust(R)			9,504	178,010

Foxtons Group PLC (United Kingdom)			83,042	309,106

General Growth Properties(R)			287,100	7,366,986

Hammerson PLC (United Kingdom)(R)			82,831	801,062

Hersha Hospitality Trust(R)			8,118	208,133

Hibernia REIT PLC (Ireland)(R)			589,421	827,966

Invesco Mortgage Capital, Inc.(R)			7,700	110,264

Investors Real Estate Trust(R)			21,426	152,982

Japan Hotel REIT Investment Corp (Japan)(R)			518	344,952

Jones Lang LaSalle, Inc.			25,000	4,275,000

Kawasan Industri Jababeka Tbk PT (Indonesia)			25,747,400	505,968

Kennedy-Wilson Holdings, Inc.			9,962	244,966

KWG Property Holding, Ltd. (China)			692,000	583,842

Lexington Realty Trust(R)			42,456	360,027

LTC Properties, Inc.(R)			11,209	466,294

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			345,100	478,430

MFA Financial, Inc.(R)			173,667	1,283,399

Mitsubishi Estate Co., Ltd. (Japan)			8,000	172,341

Mitsui Fudosan Co., Ltd. (Japan)			9,000	252,016

National Health Investors, Inc.(R)			6,263	390,185

Oberoi Realty, Ltd. (India)			44,893	191,825

One Liberty Properties, Inc.(R)			10,375	220,780

Outfront Media, Inc.(R)			19,395	489,530

Post Properties, Inc.(R)			3,738	203,235

Ramco-Gershenson Properties Trust(R)			12,429	202,841

Regus PLC (United Kingdom)			143,425	588,631

Scentre Group (Australia)(R)			418,148	1,209,833

Select Income REIT(R)			7,847	161,962

Sumitomo Realty & Development Co., Ltd. (Japan)			12,000	420,983

Sumitomo Warehouse Co., Ltd. (The) (Japan)			73,000	407,991

Summit Hotel Properties, Inc.(R)			27,098	352,545

Taubman Centers, Inc.(R)			8,400	583,800

Tokyo Tatemono Co., Ltd. (Japan)			102,500	1,423,786

Two Harbors Investment Corp.(R)			321,300	3,129,462

Universal Health Realty Income Trust(R)			2,626	122,004

Westfield Corp. (Australia)(R)			154,567	1,087,617

Wheelock and Co., Ltd. (Hong Kong)			392,000	2,002,593

				55,212,881
Technology (10.6%)

A10 Networks, Inc.(NON)(S)			44,260	285,034

Advanced Energy Industries, Inc.(NON)			19,715	541,965

Advanced Semiconductor Engineering, Inc. (Taiwan)			582,000	788,462

Agilent Technologies, Inc.			129,300	4,988,394

Alcatel-Lucent (France)(NON)			126,805	461,992

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			16,128	1,326,851

Amdocs, Ltd.			73,700	4,023,283

Apigee Corp.(NON)			12,261	121,752

Apple, Inc.			350,868	44,007,619

Applied Micro Circuits Corp.(NON)			45,211	305,174

Aspen Technology, Inc.(NON)			6,107	278,174

Avago Technologies, Ltd.			47,200	6,274,296

AVG Technologies NV (Netherlands)(NON)			13,778	374,899

Baidu, Inc. ADR (China)(NON)			10,034	1,997,569

Barracuda Networks, Inc.(NON)			6,169	244,416

Blackbaud, Inc.			5,375	306,106

Brocade Communications Systems, Inc.			66,166	786,052

CACI International, Inc. Class A(NON)			2,457	198,747

Casetek Holdings, Ltd. (Taiwan)			137,000	848,077

Castlight Health, Inc. Class B(NON)(S)			22,837	185,893

Cavium, Inc.(NON)			2,756	189,640

Ceva, Inc.(NON)			16,127	313,348

Cirrus Logic, Inc.(NON)			7,046	239,775

Computer Sciences Corp.			107,000	7,023,480

Constant Contact, Inc.(NON)			5,822	167,441

Cornerstone OnDemand, Inc.(NON)			5,888	204,902

DSP Group, Inc.(NON)			36,710	379,214

Dun & Bradstreet Corp. (The)			11,900	1,451,800

eBay, Inc.(NON)			278,300	16,764,792

EMC Corp.			331,600	8,750,924

EnerSys			11,346	797,510

Engility Holdings, Inc.			14,405	362,430

Fairchild Semiconductor International, Inc.(NON)(S)			10,137	176,181

FANUC Corp. (Japan)			12,400	2,541,096

FUJIFILM Holdings Corp. (Japan)			57,500	2,054,796

Fujitsu, Ltd. (Japan)			158,000	883,566

Glu Mobile, Inc.(NON)(S)			60,099	373,215

Google, Inc. Class A(NON)			33,936	18,326,797

HCL Technologies, Ltd. (India)			43,661	630,609

Hollysys Automation Technologies, Ltd. (China)			30,409	730,728

Hoya Corp. (Japan)			62,300	2,497,905

Iliad SA (France)			569	126,140

Infineon Technologies AG (Germany)			118,021	1,464,437

Integrated Device Technology, Inc.(NON)			6,112	132,630

Intersil Corp. Class A			19,842	248,223

Intuit, Inc.			72,100	7,265,517

Ixia(NON)			42,616	530,143

Japan Display, Inc. (Japan)(NON)			58,800	221,488

Jenoptik AG (Germany)			10,639	128,335

L-3 Communications Holdings, Inc.			66,209	7,506,776

Lattice Semiconductor Corp.(NON)			62,206	366,393

Leidos Holdings, Inc.			82,800	3,342,636

Lenovo Group, Ltd. (China)			210,000	290,961

Lexmark International, Inc. Class A			5,011	221,486

Manhattan Associates, Inc.(NON)			6,346	378,539

Marvell Technology Group, Ltd.			266,400	3,512,484

Maxim Integrated Products, Inc.			97,000	3,353,775

MAXIMUS, Inc.			3,750	246,488

Mellanox Technologies, Ltd. (Israel)(NON)			5,394	262,094

Mentor Graphics Corp.			26,322	695,690

Microsemi Corp.(NON)			6,472	226,196

Microsoft Corp.			56,909	2,512,532

MobileIron, Inc.(NON)(S)			18,618	110,032

Monolithic Power Systems, Inc.			3,648	184,990

MTS Systems Corp.			2,518	173,616

Murata Manufacturing Co., Ltd. (Japan)			15,700	2,740,140

NCSoft Corp. (South Korea)			4,725	840,838

NetEase, Inc. ADR (China)			5,979	866,148

Netscout Systems, Inc.(NON)(S)			2,232	81,847

NIC, Inc.			7,822	142,986

Nimble Storage, Inc.(NON)			6,676	187,329

NTT Data Corp. (Japan)			15,500	677,575

ON Semiconductor Corp.(NON)			45,651	533,660

Oracle Corp.			417,368	16,819,930

Pandora Media, Inc.(NON)			7,100	110,334

Perficient, Inc.(NON)			12,625	242,905

Plexus Corp.(NON)			11,828	519,013

Power Integrations, Inc.			4,372	197,527

Proofpoint, Inc.(NON)			4,378	278,747

PROS Holdings, Inc.(NON)			6,658	140,550

QAD, Inc. Class A			11,930	315,310

QLogic Corp.(NON)			64,865	920,434

Qorvo, Inc.(NON)			6,789	544,953

Qualys, Inc.(NON)			3,150	127,103

Quantum Corp.(NON)			120,068	201,714

Rovi Corp.(NON)			12,429	198,243

Samsung Electronics Co., Ltd. (South Korea)			4,532	5,151,801

Sanmina Corp.(NON)			11,151	224,804

SAP AG (Germany)			6,380	445,258

Sartorius AG (Preference) (Germany)			814	151,324

Semtech Corp.(NON)			6,434	127,715

Silergy Corp. (Taiwan)			27,777	285,382

Silicon Laboratories, Inc.(NON)			2,394	129,300

Skyworth Digital Holdings, Ltd. (China)			764,000	680,070

SoftBank Corp. (Japan)			28,200	1,661,101

Sophos Group PLC 144A (United Kingdom)(NON)			46,582	171,269

Sparton Corp.(NON)			4,037	110,291

SS&C Technologies Holdings, Inc.			4,332	270,750

Sumco Corp. (Japan)			20,900	261,794

Symantec Corp.			251,868	5,855,931

Synaptics, Inc.(NON)(S)			12,000	1,040,820

Synchronoss Technologies, Inc.(NON)(S)			5,626	257,277

SYNNEX Corp.			4,947	362,071

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			629,350	2,865,828

Tech Data Corp.(NON)			4,347	250,213

Tencent Holdings, Ltd. (China)			134,000	2,674,278

Teradyne, Inc.			149,400	2,881,926

Tyler Technologies, Inc.(NON)			2,777	359,288

Veeva Systems, Inc. Class A(NON)(S)			7,708	216,055

VeriFone Systems, Inc.(NON)			9,315	316,337

Verint Systems, Inc.(NON)			5,655	343,513

Wasion Group Holdings, Ltd. (Hong Kong)			462,000	712,828

Web.com Group, Inc.(NON)			17,074	413,532

Woodward, Inc.			12,970	713,220

Xcerra Corp.(NON)			57,508	435,336

Xerox Corp.			474,000	5,043,360

				227,806,463
Transportation (1.6%)

Adani Ports & Special Economic Zone, Ltd. (India)			123,427	596,784

Aegean Marine Petroleum Network, Inc. (Greece)(S)			37,593	464,649

Aena SA (Spain)(NON)			3,567	372,773

Air Arabia PJSC (United Arab Emirates)			1,341,494	591,691

ANA Holdings, Inc. (Japan)			735,000	1,994,472

ArcBest Corp.			12,085	384,303

ComfortDelgro Corp., Ltd. (Singapore)			621,600	1,444,562

Delta Air Lines, Inc.			14,877	611,147

Deutsche Post AG (Germany)			33,819	988,010

International Consolidated Airlines Group SA (Spain)(NON)			35,716	277,620

Japan Airlines Co., Ltd. (Japan)			8,000	279,119

JetBlue Airways Corp.(NON)			12,913	268,074

Matson, Inc.			4,100	172,364

Scorpio Tankers, Inc.			30,098	303,689

Southwest Airlines Co.			275,900	9,129,531

Swift Transportation Co.(NON)			36,321	823,397

Teekay Corp. (Bermuda)			33,600	1,438,752

Turk Hava Yollari AO (Turkey)(NON)			208,524	684,680

United Parcel Service, Inc. Class B			138,700	13,441,417

Universal Truckload Services, Inc.			1,150	25,254

				34,292,288
Utilities and power (2.1%)

AES Corp.			127,700	1,693,302

Alliant Energy Corp.			10,300	594,516

American Electric Power Co., Inc.			170,700	9,041,979

Centrica PLC (United Kingdom)			279,425	1,158,205

China Resources Power Holdings Co., Ltd. (China)			400,000	1,117,196

Enel SpA (Italy)			286,596	1,298,494

Enersis SA ADR (Chile)			39,289	621,945

ENI SpA (Italy)			62,586	1,110,802

Entergy Corp.			159,524	11,246,442

First Gen Corp. (Philippines)			1,115,200	667,784

Huadian Fuxin Energy Corp, Ltd. (China)			1,394,000	667,188

Malakoff Corp. Bhd (Malaysia)(NON)			1,033,900	479,545

OGE Energy Corp.			14,400	411,408

Origin Energy, Ltd. (Australia)			18,908	174,624

Power Assets Holdings, Ltd. (Hong Kong)			116,000	1,058,008

Red Electrica Corporacion SA (Spain)			28,084	2,250,522

RWE AG (Germany)			9,160	196,939

SSE PLC (United Kingdom)			11,499	277,521

Tokyo Electric Power Co., Inc. (Japan)(NON)			318,900	1,738,010

Tokyo Gas Co., Ltd. (Japan)			141,000	748,866

UGI Corp.			176,450	6,078,703

United Utilities Group PLC (United Kingdom)			102,164	1,431,885

Veolia Environnement SA (France)			33,303	679,068

				44,742,952

Total common stocks (cost $1,221,577,077)				$1,390,538,355

CORPORATE BONDS AND NOTES (11.0%)(a)
			Principal amount	Value

Basic materials (0.8%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$255,000	$260,100

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			215,000	205,898

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			70,000	70,694

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			35,000	36,684

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			30,000	30,375

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	40,500

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			542,000	647,690

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			95,000	95,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			42,000	41,790

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			871,000	959,563

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			199,000	209,448

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			94,000	93,060

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			255,000	272,850

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			550,000	544,335

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			88,000	87,371

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			60,000	59,259

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			57,000	67,710

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			70,000	67,900

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			120,000	116,250

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			140,000	137,550

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			183,000	189,131

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	187,888

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			495,000	485,718

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	277,623

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			140,000	139,396

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			43,000	42,566

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			475,000	453,625

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			1,198,000	1,114,384

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			822,000	805,701

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			235,000	248,513

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			115,000	132,825

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			205,000	207,819

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			62,000	56,885

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			345,000	368,288

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			174,000	173,565

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			40,000	39,400

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			227,000	242,323

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			95,000	86,925

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			174,000	185,310

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	165,887

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			130,000	114,484

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			175,000	188,125

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			180,000	173,173

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	19,071

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			140,000	125,650

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			140,000	1

Monsanto Company sr. unsec. notes 5 1/2s, 2025			405,000	460,086

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			14,000	14,998

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			6,000	6,393

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			90,000	93,150

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			85,000	83,725

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			145,000	146,464

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			145,000	149,529

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			160,000	166,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			185,000	188,700

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			885,000	885,623

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	10,380

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	222,470

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			915,000	952,744

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			140,000	143,150

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			193,000	194,448

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			115,000	111,981

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			45,000	45,450

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			50,000	50,375

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			112,000	123,480

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			145,000	145,544

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			70,000	69,038

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			50,000	49,250

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			125,000	154,375

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			28,000	29,295

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			34,000	35,785

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			100,000	100,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			17,000	16,873

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,060

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			245,000	238,875

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			55,000	55,550

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			28,000	29,435

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			160,000	159,400

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			238,000	224,910

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			160,000	215,789

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			198,000	254,624

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	443,918

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			220,000	222,750

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			105,000	105,788

				16,898,708
Capital goods (0.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			431,000	446,085

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			294,000	332,220

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	119,100

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			230,000	229,713

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			110,000	112,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			75,000	74,438

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			75,000	72,750

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			76,000	76,285

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			80,000	78,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	116,235

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	125,688

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			115,000	104,363

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			305,000	330,925

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			885,000	975,301

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			300,000	283,314

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			100,000	112,250

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			235,000	231,236

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			590,000	628,350

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			185,000	191,938

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			260,000	234,975

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	135,125

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	94,677

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			80,000	81,400

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			305,000	308,016

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			595,000	804,928

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			135,000	145,463

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			130,000	118,625

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			75,000	76,313

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			235,000	248,513

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			170,000	169,575

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			95,000	95,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			145,000	148,263

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			145,000	141,738

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			213,000	224,183

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	69,328

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			120,000	126,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	103,750

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			190,000	195,225

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			227,000	228,135

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			39,000	41,925

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			384,000	379,200

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			28,000	27,825

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	132,066

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			250,000	242,033

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			415,000	406,513

				9,619,185
Communication services (1.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	162,110

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	202,583

American Tower Corp. sr. unsec. notes 4s, 2025(R)			505,000	493,585

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			392,000	356,710

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			475,000	531,073

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			393,000	374,807

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			885,000	888,391

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			367,000	400,030

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			56,000	60,760

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			104,000	112,320

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			94,000	98,230

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			76,000	74,860

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			146,000	141,803

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			115,000	119,888

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			71,000	73,663

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			154,000	154,481

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			34,000	34,043

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			890,000	962,695

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			393,000	510,944

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	43,813

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			185,000	228,622

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			297,000	299,153

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			81,000	81,405

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			123,000	118,080

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			188,000	198,340

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			195,000	274,351

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	195,500

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			103,000	114,227

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			175,000	168,109

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	18,200

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			42,000	37,275

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			73,000	66,430

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			146,000	144,358

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			178,000	147,740

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			383,000	319,805

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	122,564

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	59,550

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			147,000	156,004

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			161,000	168,841

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	131,300

Numericable Group SA 144A sr. notes 6s, 2022 (France)			400,000	393,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	139,625

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			112,000	111,720

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			144,000	158,940

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	97,039

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	305,310

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			48,000	49,800

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			222,000	223,137

Sprint Capital Corp. company guaranty 6 7/8s, 2028			675,000	580,500

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			157,000	169,953

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			87,000	86,130

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			234,000	264,247

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			418,000	407,675

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			504,000	491,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			25,000	26,063

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			62,000	64,480

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			202,000	209,575

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			59,000	60,770

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			90,000	92,025

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			174,000	178,350

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			280,000	287,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			60,000	61,425

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	267,327

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	498,125

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			327,000	343,374

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			120,000	148,146

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			237,000	270,830

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			618,000	616,611

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			60,000	68,756

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			335,000	310,129

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			2,009,000	1,764,941

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			267,000	317,581

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			182,000	181,545

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,532,000	1,514,880

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			335,000	314,063

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			269,000	287,158

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			154,000	163,625

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			112,000	102,480

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			111,000	90,326

				20,565,404
Consumer cyclicals (1.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,225,000	1,667,922

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			871,000	867,013

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			101,000	102,515

AMC Entertainment, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2025			110,000	107,800

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			185,000	197,488

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			446,000	484,468

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			460,000	456,667

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			213,000	211,403

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			158,000	120,870

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			125,000	128,125

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			185,000	184,153

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			87,000	86,339

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			73,000	76,103

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			280,000	274,918

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			930,000	1,209,264

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	222,687

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			123,000	132,225

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			42,000	42,470

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			118,000	121,245

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			34,000	33,703

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			70,000	67,288

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	26,438

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			168,000	175,140

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			560,000	583,100

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			82,000	75,235

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			95,000	93,813

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			334,000	348,404

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			36,000	36,900

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			400,000	381,100

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			156,000	167,310

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	440,273

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			65,000	67,925

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			45,000	47,081

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			84,000	88,410

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	177,572

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			465,000	706,980

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			515,000	658,071

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	278,074

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			480,000	586,066

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			64,000	65,920

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			207,000	202,322

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			110,000	122,711

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			110,000	108,948

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			463,000	473,530

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			318,000	321,799

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			485,000	475,228

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			55,000	53,968

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			115,000	117,156

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			179,000	182,133

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			281,000	288,376

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			196,000	207,760

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	227,000	188,561

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$460,000	530,992

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	175,368

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	101,021

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			421,000	457,280

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			373,000	395,380

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	48,598

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			210,000	212,625

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			338,000	305,890

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			349,000	332,597

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			208,000	204,880

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			155,000	159,263

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			25,000	24,750

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018			50,000	48,938

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			400,000	361,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	107,400

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			265,000	249,431

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			250,000	237,538

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			123,000	136,069

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			73,000	76,833

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			115,000	119,025

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	85,956

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			114,000	120,840

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			206,000	202,395

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			80,000	81,600

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	393,300

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			275,000	336,277

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	223,887

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	160,346

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			15,000	18,608

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			80,000	81,300

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			260,000	250,900

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			40,000	40,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			225,000	238,500

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			250,000	251,875

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	163,850

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			170,000	177,650

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			411,616	437,857

Navistar International Corp. sr. notes 8 1/4s, 2021			92,000	87,860

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			180,000	180,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			355,000	381,181

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			120,000	126,300

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			275,000	276,719

Nordstrom, Inc. sr. unsec. notes 5s, 2044			115,000	121,204

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			465,000	591,281

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			165,000	176,138

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			55,000	55,777

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			95,000	98,325

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			185,000	190,088

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			15,000	15,338

Owens Corning company guaranty sr. unsec. notes 9s, 2019			79,000	94,228

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			227,000	228,703

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			172,000	178,880

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			135,000	136,688

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			101,000	104,661

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			80,000	82,200

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			220,000	214,174

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			101,000	116,150

QVC, Inc. company guaranty sr. notes 4.85s, 2024			200,000	200,318

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			110,000	106,047

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			143,000	141,570

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			326,000	329,651

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			125,000	131,094

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			207,000	220,973

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			165,000	162,525

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			50,000	47,250

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			500,000	478,750

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	38,875

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			140,000	144,550

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			118,000	121,835

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	45,338

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			32,000	32,880

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			40,000	39,100

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			137,000	138,028

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			277,000	285,310

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			39,000	40,755

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			277,000	283,233

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			6,000	6,390

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			11,000	11,633

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			120,000	126,360

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			110,000	111,650

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			85,000	89,038

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			151,000	160,060

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			80,000	82,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			140,000	133,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			67,000	64,488

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			101,000	99,485

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			81,000	82,924

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			150,000	148,875

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			220,000	210,012

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	30,031

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			885,000	887,256

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			300,000	294,000

Tribune Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			150,000	151,125

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			42,000	42,420

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			50,000	48,260

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			277,000	291,543

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			105,000	105,131

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	693,959

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	81,452

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	30,379

				32,518,237
Consumer staples (0.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			138,000	140,457

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,276

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	245,081

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			885,000	882,127

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			640,000	952,767

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	355,291

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			300,000	318,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			154,000	152,075

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			80,000	78,900

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			335,000	344,213

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			382,000	392,505

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	15,715

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			122,000	124,381

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	171,668

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			125,000	124,063

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			409,000	432,518

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			205,000	207,066

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			532,000	607,605

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			42,000	41,370

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			175,000	185,063

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			129,000	140,638

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			258,000	252,840

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			34,000	33,830

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			885,000	895,926

CVS Pass-Through Trust sr. notes 6.036s, 2028			11,338	12,805

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			168,347	176,789

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			145,000	147,356

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			416,000	416,037

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			264,000	213,840

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			470,000	431,940

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			308,000	376,484

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			226,000	242,201

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			86,000	86,318

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			235,000	232,139

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			59,000	62,540

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	68,494

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	57,956

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039			340,000	416,640

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	211,868

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			340,000	421,671

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			49,000	50,838

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			338,000	362,505

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	65,927

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	194,280

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			135,000	131,424

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	220,894

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			65,000	63,255

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			879,000	880,459

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			90,000	90,900

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			126,000	126,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			196,000	192,080

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			190,000	195,700

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	254,705

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			132,000	132,824

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			188,000	193,319

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			95,000	98,631

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			50,000	54,125

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			79,000	77,815

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			135,000	130,781

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			168,000	171,570

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			185,000	182,225

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			240,000	238,466

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			190,000	200,450

				14,984,626
Energy (1.0%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			190,000	11,400

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			18,000	18,988

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			225,000	259,623

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			123,000	116,235

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	101,456

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			126,000	120,960

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	14,597

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			124,000	121,946

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			134,000	124,285

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			19,000	17,860

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	437,091

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			185,000	184,081

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			885,000	895,818

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			79,000	72,949

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			375,000	322,500

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			260,000	228,800

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,185,000	1,275,080

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			160,000	118,400

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			327,000	295,935

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			90,000	78,075

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			179,000	141,410

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			871,000	867,269

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			193,000	201,203

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			179,000	179,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			76,000	75,620

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			885,000	878,332

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			109,000	92,650

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			270,000	254,365

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			34,000	32,640

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			181,000	161,995

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			30,000	28,396

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			104,000	65,780

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			367,000	348,650

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			179,000	189,740

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			47,000	50,408

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			85,000	84,582

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			320,000	335,200

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023			115,000	116,438

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			45,000	30,263

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	234,728

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			95,000	93,813

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			80,000	92,874

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			132,000	142,560

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			42,000	43,785

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			65,000	60,951

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	76,850

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			210,000	123,900

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			146,000	93,805

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			95,000	71,250

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			336,000	262,920

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	55,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	214,200

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			105,000	103,950

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	204,897

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			75,000	74,813

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			215,000	218,225

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			245,000	149,298

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			180,000	109,800

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			80,000	26,400

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			285,000	92,625

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	383,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			188,000	124,174

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,392,000	953,520

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			515,000	181,538

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			250,000	256,563

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			250,000	256,250

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			55,000	53,854

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			300,000	281,350

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			885,000	909,669

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			85,000	83,088

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			110,000	106,425

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			700,000	736,757

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			67,000	69,345

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			361,000	20,758

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			215,000	195,113

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			105,000	105,000

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			180,000	191,250

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			80,000	50,400

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			286,000	254,540

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			950,000	1,017,032

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			110,000	109,680

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			73,000	76,103

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			28,000	28,700

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	118,592

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			42,000	29,358

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			871,000	879,079

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			75,000	58,125

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			160,000	155,200

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			685,000	788,474

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			322,000	316,365

Williams Cos., Inc. (The) notes 8 3/4s, 2032			135,000	163,715

Williams Cos., Inc. (The) notes 7 3/4s, 2031			11,000	12,278

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	35,216

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			400,000	387,634

Williams Partners LP sr. unsec. notes 5.4s, 2044			128,000	118,463

Williams Partners LP sr. unsec. notes 4.3s, 2024			127,000	126,238

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			56,000	59,500

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			289,000	285,026

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			59,000	58,263

				21,532,304
Financials (3.5%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			950,000	951,642

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			1,420,000	1,409,687

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	278,820

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			135,000	134,919

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	162,525

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			146,000	155,855

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			272,000	325,720

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			101,000	118,928

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			269,000	313,385

Ally Financial, Inc. unsec. sub. notes 8s, 2018			109,000	121,671

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			230,000	222,959

American Express Co. sr. unsec. bonds 8 1/8s, 2019			750,000	909,751

American Express Co. sr. unsec. notes 7s, 2018			617,000	699,742

American Express Co. sr. unsec. notes 6.15s, 2017			375,000	410,363

American International Group, Inc. jr. sub. FRB 8.175s, 2058			387,000	512,388

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.85s, 2018			437,000	481,149

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			410,000	399,324

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			209,000	240,451

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			425,000	432,438

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			305,000	318,917

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	216,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	185,266

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			1,143,000	1,125,855

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			75,000	77,625

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			565,000	565,649

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,227,000	1,231,021

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			871,000	890,486

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	273,712

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,213

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			885,000	881,612

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			895,000	892,174

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			375,000	494,007

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			933,000	914,340

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			370,000	379,250

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			90,000	86,823

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			1,056,000	1,057,306

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	111,728

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			450,000	474,352

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			325,000	331,030

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	204,153

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			610,000	629,094

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			947,000	973,775

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	77,625

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	138,370

CIT Group, Inc. sr. unsec. notes 5s, 2023			87,000	86,783

CIT Group, Inc. sr. unsec. notes 5s, 2022			342,000	338,580

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			118,000	123,015

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			109,000	112,679

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			62,000	61,535

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			213,000	226,046

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			146,000	152,205

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			14,000	13,790

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			324,000	312,725

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity			42,000	42,420

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			11,000	13,417

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			983,000	1,026,999

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			300,000	304,860

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			105,000	106,575

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			815,000	950,567

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			385,000	386,097

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,210,000	1,210,910

Communications Sales & Leasing, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2023(R)			60,000	58,950

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			104,000	53,170

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			792,000	818,081

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			143,000	143,358

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			85,000	87,763

Credit Agricole SA 144A jr. unsec. sub. FRN 7 7/8s, perpetual maturity (France)			340,000	349,526

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			490,000	512,050

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			150,000	183,622

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			609,000	580,143

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			967,000	1,052,147

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			190,000	143,925

Dresdner Funding Trust I 144A bonds 8.151s, 2031			100,000	124,875

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			16,000	16,718

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			140,000	143,500

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			170,000	167,875

EPR Properties unsec. notes 5 1/4s, 2023(R)			380,000	398,408

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			385,000	373,450

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			156,000	146,250

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			230,000	237,883

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			1,245,000	1,616,321

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			1,315,000	1,405,217

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			560,000	341,600

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	393,818

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			930,000	932,180

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			494,000	501,514

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	143,092

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	110,781

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			420,000	452,499

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			195,000	196,578

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			155,000	149,501

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			110,000	108,200

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			833,000	1,270,325

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			688,000	795,950

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			30,000	29,850

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			234,000	238,680

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			322,000	332,465

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			174,000	177,263

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,960,000	2,135,653

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			45,000	48,769

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			146,000	157,315

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			200,000	194,309

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			98,000	102,655

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			55,000	54,244

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			363,000	383,963

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			882,000	890,945

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			962,000	970,506

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			160,000	153,400

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,054,000	1,248,990

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			323,000	332,690

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			200,000	200,118

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			185,000	207,431

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			90,000	90,151

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,030,000	1,154,378

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			885,000	931,026

Metropolitan Life Global Funding I 144A notes 3s, 2023			155,000	152,319

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			385,000	399,280

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			966,000	1,019,078

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	121,469

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			260,000	277,875

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	482,519

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			220,000	219,450

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	97,781

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			135,000	201,384

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			243,000	259,706

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			250,000	225,000

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			115,000	107,525

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			140,000	145,950

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			100,000	103,750

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			515,000	510,709

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			32,000	33,840

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			230,000	225,688

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			890,000	890,069

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			234,000	250,072

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			346,000	360,705

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			174,000	165,300

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			160,000	186,600

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			388,000	401,095

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			144,000	142,380

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			75,000	78,843

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			885,000	900,095

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			505,000	541,613

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			130,000	137,661

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			760,000	759,075

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	532,172

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes 4 5/8s, 2016			63,000	64,644

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)			500,000	519,330

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			355,000	365,133

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			220,000	212,850

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			320,000	321,050

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			35,000	35,785

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			35,000	35,472

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			760,000	767,881

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			802,000	800,470

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			375,000	384,360

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			65,000	64,106

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	54,250

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			524,000	529,869

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			270,000	350,439

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			615,000	665,664

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			458,000	471,512

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	246,043

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			570,000	595,650

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			56,000	45,920

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	144,887

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			783,000	861,392

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			900,000	902,054

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			325,000	329,875

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			2,000,000	1,795,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	1,998,270

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	103,187

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			123,000	114,083

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			440,000	448,800

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			871,000	885,773

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	45,481

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	244,013

Westpac Banking Corp. sr. unsec. unsub. notes 1.55s, 2018 (Australia)			160,000	159,637

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			95,000	95,243

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037			290,000	301,600

				75,234,100
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			14,000	13,838

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			820,000	811,588

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			240,000	232,213

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			793,000	795,078

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			220,000	226,600

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			140,000	138,950

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			403,000	383,678

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			201,000	199,096

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 2.35s, 2018 (Luxembourg)			595,000	598,141

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	357,063

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			885,000	898,954

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	343,632

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			885,000	972,163

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			140,000	142,466

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			180,000	185,400

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			28,000	28,525

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			28,000	28,700

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			34,000	35,870

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	255,503

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			185,000	185,000

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			227,000	199,193

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			65,000	63,903

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. sub. notes 5s, 2025			75,000	72,188

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			389,000	405,533

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			155,000	156,938

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			120,000	118,500

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025			310,000	315,038

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			120,000	125,700

HCA, Inc. company guaranty sr. notes 5s, 2024			260,000	264,550

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			244,000	245,830

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			50,000	50,815

HCA, Inc. sr. notes 6 1/2s, 2020			447,000	499,523

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			48,000	55,140

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			115,000	117,444

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			205,000	209,346

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			170,000	181,050

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			140,000	142,100

Johnson & Johnson sr. unsec. notes 5.15s, 2018			554,000	615,565

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			261,000	277,965

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			125,000	121,563

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			113,000	112,133

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			112,000	111,618

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			763,000	759,988

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			534,000	546,189

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			530,000	505,488

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			173,000	185,110

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			437,000	450,110

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			325,000	339,625

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			168,000	176,400

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			125,000	126,875

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			70,000	70,889

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			53,000	52,470

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			82,000	80,155

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	332,450

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			174,000	185,528

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			31,000	31,484

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			185,000	186,619

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			396,000	440,267

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	343,771

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	54,923

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	222,012

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	234,187

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			31,000	32,240

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			238,000	250,495

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			14,000	14,315

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			85,000	85,638

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			160,000	164,800

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			180,000	184,500

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			170,000	174,675

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			254,000	264,160

				17,789,456
Technology (0.5%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			150,000	157,875

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			250,000	263,750

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			262,000	258,187

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			314,000	284,374

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			150,000	153,288

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			15,000	15,145

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			225,000	185,625

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			305,000	298,138

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	410,225

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			401,000	402,417

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			130,000	129,513

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			885,000	883,684

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	110,835

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			32,000	36,960

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			158,000	177,750

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			795,000	838,725

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			13,000	13,748

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			85,000	87,125

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			108,000	114,480

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			400,000	437,660

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			754,000	767,635

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	182,776

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	132,547

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	363,819

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			275,000	279,813

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			890,000	889,684

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			146,000	152,570

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			84,000	95,130

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			180,000	183,150

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			245,000	234,894

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	67,803

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	272,825

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			120,000	111,276

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	342,040

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			200,000	202,500

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			565,000	567,119

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			101,000	104,283

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			128,000	112,640

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	67,223

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			100,000	108,250

				10,497,481
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			480,000	454,800

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	115,539

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	109,000

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			240,000	219,781

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			116,463	133,058

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	43,615

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	163,350

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			331,000	335,138

				1,574,281
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			14,000	16,170

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			435,000	421,950

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			227,000	248,849

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			59,000	56,198

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	35,413

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			325,000	316,063

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			42,000	44,415

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			34,000	36,040

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			30,000	32,110

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			624,000	732,258

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			130,000	123,515

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			43,000	44,720

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	269,587

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	15,713

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			315,000	327,758

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,575

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			515,000	539,076

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,660,000	1,681,082

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	149,199

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	190,428

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,235,000	1,228,825

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			134,882	153,597

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			104,000	117,260

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	88,026

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	78,549

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	218,568

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			215,000	225,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			263,000	281,739

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			80,000	80,200

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			531,000	534,315

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			220,000	209,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			193,000	196,378

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	45,900

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			155,000	145,979

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			255,000	231,646

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			270,000	266,183

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			157,000	179,930

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	8,246

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	305,064

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	135,287

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	86,637

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			515,000	548,475

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	80,600

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	196,895

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			80,000	84,276

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045			405,000	361,955

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			112,000	134,648

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	447,114

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	14,947

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	90,349

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			775,000	711,063

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			157,000	167,129

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			109,000	110,940

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			80,000	81,264

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			72,000	69,480

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			185,000	187,775

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	54,900

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020			20,000	23,761

Union Electric Co. sr. notes 6.4s, 2017			140,000	153,409

				13,627,178

Total corporate bonds and notes (cost $235,515,785)				$234,840,960

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, July 1, 2045			$22,000,000	$22,833,593

				22,833,593
U.S. Government Agency Mortgage Obligations (3.3%)

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			55,949	57,288
6s, TBA, July 1, 2045			10,000,000	11,368,750
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			114,287	123,729
4s, TBA, July 1, 2045			27,000,000	28,603,125
3 1/2s, TBA, July 1, 2045			1,000,000	1,030,391
3s, TBA, July 1, 2045			17,000,000	16,930,938
3s, TBA, July 1, 2030			13,000,000	13,464,140

				71,578,361

Total U.S. government and agency mortgage obligations (cost $94,696,644)				$94,411,954

MORTGAGE-BACKED SECURITIES (2.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032			$92,885	$132,159
IFB Ser. 3072, Class SM, 23.116s, 2035			102,250	153,000
IFB Ser. 3072, Class SB, 22.97s, 2035			91,475	136,347
IFB Ser. 3249, Class PS, 21.663s, 2036			66,075	96,567
IFB Ser. 3065, Class DC, 19.304s, 2035			77,807	112,035
IFB Ser. 2990, Class LB, 16.472s, 2034			102,583	135,592
IFB Ser. 323, Class S1, IO, 5.765s, 2044			1,296,282	305,277
IFB Ser. 310, Class S4, IO, 5.765s, 2043			758,484	186,071
IFB Ser. 308, Class S1, IO, 5.765s, 2043			933,605	229,657
FRB Ser. T-56, Class A, IO, 0.524s, 2043			99,122	1,669
Ser. 3326, Class WF, zero %, 2035			2,446	1,996
Ser. 1208, Class F, PO, zero %, 2022			975	906
FRB Ser. T-56, Class 2, IO, zero %, 2043			99,438	—

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036			32,483	59,676
IFB Ser. 06-8, Class HP, 23.881s, 2036			53,988	82,728
IFB Ser. 07-53, Class SP, 23.514s, 2037			84,496	127,882
IFB Ser. 05-75, Class GS, 19.689s, 2035			74,862	101,279
IFB Ser. 13-102, Class SH, IO, 5.713s, 2043			2,881,615	695,795
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,559,001	344,978
FRB Ser. 03-W10, Class 1, IO, 0.905s, 2043			120,680	2,579
FRB Ser. 01-50, Class B1, IO, 0.409s, 2041			896,968	12,053
Ser. 01-79, Class BI, IO, 0.311s, 2045			353,920	3,429
FRB Ser. 02-W8, Class 1, IO, 0.311s, 2042			546,098	6,485
Ser. 03-34, Class P1, PO, zero %, 2043			16,949	14,068

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.963s, 2042			2,189,363	317,874
Ser. 10-9, Class UI, IO, 5s, 2040			1,200,464	247,886
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			47,570	7,019
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			245,354	47,691
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,100,251	111,631
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			627,096	50,167
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			880,922	17,662
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,758,168	463,382

				4,205,540
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.634s, 2049			20,566	20,630
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049			887,557	6,273

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051			4,308,082	31,979

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.448s, 2041			138,373	1,945
FRB Ser. 04-4, Class XC, IO, 0.26s, 2042			294,764	513
Ser. 05-1, Class XW, IO, zero %, 2042			1,892,012	19

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134s, 2042			280,000	285,426
FRB Ser. 04-PR3I, Class X1, IO, 0.486s, 2041			36,562	79

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.597s, 2039			435,000	434,826
FRB Ser. 06-PW11, Class C, 5.597s, 2039			261,000	260,674
Ser. 04-PWR5, Class E, 5.222s, 2042			376,128	377,125
FRB Ser. 06-PW14, Class X1, IO, 0.829s, 2038			6,055,785	85,750

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.686s, 2029			109,344	4,421

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.548s, 2049			2,254,755	18,038

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047			331,000	351,082
FRB Ser. 11-C1, Class E, 5.721s, 2044(F)			295,000	309,285

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			418,000	416,733
FRB Ser. 13-GC17, Class C, 5.261s, 2046			310,000	329,763
Ser. 14-GC21, Class AS, 4.026s, 2047			382,000	394,258
FRB Ser. 14-GC19, Class X, IO, 1.484s, 2047			2,952,238	227,027

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.733s, 2049			39,640,901	356,768

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			622,000	636,188
FRB Ser. 14-CR18, Class C, 4.897s, 2047			1,413,000	1,484,153
Ser. 14-UBS6, Class C, 4.616s, 2047			854,000	830,626
FRB Ser. 14-LC15, Class XA, IO, 1.572s, 2047			3,988,171	310,647
FRB Ser. 14-CR17, Class XA, IO, 1.362s, 2047			6,852,529	473,281
FRB Ser. 14-UBS6, Class XA, IO, 1.23s, 2047			7,101,285	479,834
FRB Ser. 06-C8, Class XS, IO, 0.715s, 2046			39,565,583	221,507

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			458,000	348,636
FRB Ser. 07-C9, Class AJFL, 0 7/8s, 2049			1,012,000	982,986

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.599s, 2040			28,025,165	198,979
FRB Ser. 07-C2, Class AX, IO, 0.217s, 2049			14,472,103	43,416

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			182,955	198,049
FRB Ser. 03-C3, Class AX, IO, 2.129s, 2038			111,208	14
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035			16,088	395

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			241,134	242,264

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.586s, 2044			434,000	454,082

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.973s, 2020			166,166	2,539

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			289,000	290,068

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.219s, 2045			29,233,068	288

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0 3/8s, 2049			30,506,863	104,883

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.693s, 2043			477,019	857

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			168,252	168,045
FRB Ser. 13-GC10, Class XA, IO, 1.861s, 2046			5,170,698	465,053

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.561s, 2046			436,000	415,927

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 1.236s, 2047			10,460,684	770,356

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.822s, 2045			309,000	329,759
FRB Ser. 11-GC3, Class D, 5.737s, 2044			1,553,000	1,640,564
FRB Ser. 13-GC12, Class D, 4.616s, 2046			939,000	917,816
FRB Ser. 06-GG6, Class XC, IO, 0.13s, 2038			1,803,646	554

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class C, 4.598s, 2047			292,000	292,380

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.569s, 2047			311,000	310,253

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			182,000	188,943
Ser. 06-LDP8, Class B, 5.52s, 2045			290,000	290,829
Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,302,000	2,335,632
Ser. 04-LN2, Class A2, 5.115s, 2041			38,945	39,027
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			243,000	242,533
FRB Ser. 13-C10, Class C, 4.295s, 2047			1,202,000	1,204,194
FRB Ser. 13-LC11, Class XA, IO, 1.703s, 2046			13,892,312	1,112,496
FRB Ser. 06-LDP8, Class X, IO, 0.689s, 2045			1,638,308	7,346
FRB Ser. 06-CB17, Class X, IO, 0.656s, 2043			11,314,727	61,982
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049			8,838,235	87,799

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			260,000	249,678
FRB Ser. 12-C6, Class E, 5.372s, 2045			519,000	524,702
FRB Ser. 12-C8, Class D, 4.821s, 2045			594,000	603,167
FRB Ser. 05-CB12, Class X1, IO, 0.466s, 2037			1,043,347	1,242

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.815s, 2040			234,078	231,152

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			226,892	227,280
Ser. 06-C1, Class AJ, 5.276s, 2041			380,000	384,389
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			818,559	7,617

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.856s, 2039			40,690,410	288,292
FRB Ser. 06-C7, Class XCL, IO, 0.854s, 2038			2,303,257	18,449
FRB Ser. 06-C7, Class XW, IO, 0.854s, 2038			1,222,877	9,795
FRB Ser. 05-C5, Class XCL, IO, 0.518s, 2040			3,315,854	14,885
FRB Ser. 05-C7, Class XCL, IO, 0.271s, 2040			3,453,272	5,014
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			169,080	10

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.447s, 2048			788,000	721,871

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 0.775s, 2028			1,464	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.029s, 2050			48,359	48,599

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.591s, 2039			295,683	520
FRB Ser. 05-MCP1, Class XC, IO, 0.517s, 2043			401,566	93

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.924s, 2044			131,157	1,771
FRB Ser. 06-C4, Class X, IO, 6.443s, 2045			480,466	65,199

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			486,000	493,907

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046			586,000	599,454
FRB Ser. 14-C17, Class XA, IO, 1.437s, 2047			7,394,736	543,439

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.861s, 2049			56,743	56,857
FRB Ser. 07-HQ12, Class A2FX, 5.861s, 2049			59,375	59,226
Ser. 07-IQ14, Class A2, 5.61s, 2049			125,703	126,873
Ser. 07-HQ11, Class C, 5.558s, 2044			312,000	312,056

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.355s, 2049			545,000	564,309

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,118,561	1,123,036

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			284,000	303,295
FRB Ser. 12-C4, Class XA, IO, 1.984s, 2045			5,832,858	556,297

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.531s, 2048			32,708,717	150,133
FRB Ser. 07-C34, IO, 0.463s, 2046			3,718,851	27,891

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.703s, 2042			174,004	173,616
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042			803,936	281
FRB Ser. 06-C26, Class XC, IO, 0.183s, 2045			13,811,983	9,392

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.639s, 2050			3,347,762	264,708

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.436s, 2046			1,032,000	972,841

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			912,000	963,802
Ser. 13-UBS1, Class AS, 4.306s, 2046			256,000	272,143
FRB Ser. 13-C17, Class XA, IO, 1.748s, 2046			10,760,307	830,521

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044			416,000	443,040
FRB Ser. 11-C2, Class D, 5.648s, 2044			1,392,000	1,498,237
FRB Ser. 13-UBS1, Class D, 4.785s, 2046			1,108,000	1,057,608
FRB Ser. 12-C10, Class D, 4.606s, 2045			343,000	326,064
Ser. 14-C19, Class D, 4.234s, 2047			186,000	167,505
FRB Ser. 12-C9, Class XA, IO, 2.352s, 2045			5,493,354	561,476
FRB Ser. 12-C10, Class XA, IO, 1.926s, 2045			4,574,021	422,411
FRB Ser. 13-C12, Class XA, IO, 1.622s, 2048			1,972,804	147,313

				38,529,250
Residential mortgage-backed securities (non-agency) (0.5%)

BCAP, LLC 144A FRB Ser. 13-RR1, Class 9A4, 5.719s, 2036			140,000	141,610

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.216s, 2046			180,000	139,374

BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035			150,000	142,500
FRB Ser. 11-RR2, Class 2A7, 2.627s, 2036			799,437	551,612
FRB Ser. 15-RR2, Class 22A3, 0.374s, 2035			750,000	671,250

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.707s, 2035			931,343	792,387

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.508s, 2035			565,731	463,719
FRB Ser. 05-27, Class 1A1, 1.204s, 2035			429,358	346,170
FRB Ser. 05-59, Class 1A1, 0.517s, 2035			1,204,824	978,920
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036			778,212	680,702

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036			660,000	534,600

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.737s, 2035			750,000	548,175

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1, Class M3, 0.505s, 2036			1,103,000	769,232

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			160,000	128,000

Nomura Resecuritization Trust 144A
FRB Ser. 14-3R, Class 3A9, 0.631s, 2035			1,307,000	1,128,072
FRB Ser. 15-1R, Class 6A9, 0.433s, 2047			1,000,000	620,000

RALI Trust FRB Ser. 07-QH6, Class A1, 0.377s, 2037			335,536	282,421

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045			283,614	249,580
FRB Ser. 05-AR13, Class A1C3, 0.677s, 2045			482,572	424,663
FRB Ser. 05-AR9, Class A1C3, 0.667s, 2045			623,026	573,184
FRB Ser. 04-AR12, Class A2B, 0.647s, 2044			735,499	667,466
FRB Ser. 05-AR13, Class A1B3, 0.547s, 2045			624,008	560,047

				11,393,684

Total mortgage-backed securities (cost $52,763,122)				$54,128,474

ASSET-BACKED SECURITIES (1.3%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017			$1,306,000	$1,306,000
FRB Ser. 14-3, Class A, 1.056s, 2016			16,324,000	16,324,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			10,325,000	10,325,000

Total asset-backed securities (cost $27,955,000)				$27,955,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$476,693	$449,283

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			95,000	92,720

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,410,000	2,441,282

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,616,550	1,370,834

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,654,405	1,590,710

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	511,956

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	3,896	1,126,815

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$100,000	100,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			319,231	312,048

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			200,000	196,000

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			300,000	278,250

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			200,000	211,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	210,750

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			430,000	413,338

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	267,900

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			880,000	975,568

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			735,000	751,538

Total foreign government and agency bonds and notes (cost $11,393,743)				$11,299,992

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Al Tayyar Travel Group Holding Co. 144A (Saudi Arabia)	5/24/18	$0.00	23,348	$615,325

Arab National Bank 144A (Saudi Arabia)	3/2/17	0.00	53,072	467,550

China State Construction Engineering Corp., Ltd. 144A (China)	4/16/16	0.00	491,500	658,662

Daqin Railway Co., Ltd. 144A (China)	3/31/16	0.00	40	91

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	67,400	694,543

Kuwait Food Co. (Americana) 144A (Kuwait)	2/24/16	0.00	38,596	344,675

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	142,600	697,477

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	197,100	1,007,591

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	160,600	518,268

Total warrants (cost $4,727,849)				$5,004,182

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			16,844	$194,548

iShares MSCI Emerging Markets ETF			39,220	1,553,896

Market Vectors Russia ETF (Russia)			13,800	252,264

Market Vectors Vietnam ETF (Vietnam)(S)			38,748	722,263

Medley Capital Corp.(S)			35,324	314,737

Solar Capital, Ltd.			14,091	253,638

Total investment companies (cost $3,544,850)				$3,291,346

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$395,000	$381,093

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			1,110,617	993,407

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			94,525	82,189

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			341,550	288,610

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			340,000	336,600

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			275,000	270,531

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			190,000	140,838

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			246,155	244,533

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			168,919	168,681

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			619,610	354,727

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			6,359	3,641

Total senior loans (cost $3,669,792)				$3,264,850

PREFERRED STOCKS (—%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			261	$263,732

Citigroup, Inc. Ser. K, $1.719 ARP			15,600	415,896

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,720	174,586

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,607	121,993

Total preferred stocks (cost $864,701)				$976,207

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$87,000	$104,835

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018			83,000	137,624

Total convertible bonds and notes (cost $165,063)				$242,459

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,578	$174,058

Total convertible preferred stocks (cost $138,507)				$174,058

SHORT-TERM INVESTMENTS (20.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	24,498,797	$24,498,797

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	70,469,155	70,469,155

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	301,680,256	301,680,256

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	246,000	246,000

U.S. Treasury Bills 0.01%, August 20, 2015(SEGSF)(SEGCCS)			$100,000	99,998

U.S. Treasury Bills 0.01%, July 2, 2015(SEGSF)(SEGCCS)			3,300,000	3,299,999

U.S. Treasury Bills 0.01%, October 1, 2015(SEGSF)(SEGCCS)			3,156,000	3,155,858

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)(SEGCCS)			17,755,000	17,754,633

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGCCS)			3,210,000	3,209,943

U.S. Treasury Bills 0.02%, July 16, 2015(SEG)(SEGSF)(SEGCCS)			3,580,000	3,579,964

U.S. Treasury Bills 0.02%, July 23, 2015(SEG)(SEGCCS)			500,000	499,993

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)(SEGSF)(SEGCCS)			590,000	589,980

Total short-term investments (cost $429,084,628)				$429,084,576

TOTAL INVESTMENTS

Total investments (cost $2,086,096,761)(b)				$2,255,212,413

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $225,684,940) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$1,152,785	$1,135,186	$17,599
	British Pound	Buy	9/16/15	1,003,637	974,350	29,287
	Canadian Dollar	Sell	7/15/15	3,160,866	3,081,734	(79,132)
	Euro	Sell	9/16/15	28,794	28,332	(462)
	Mexican Peso	Buy	7/15/15	2,086,404	2,145,945	(59,541)
	New Zealand Dollar	Sell	7/15/15	2,049,643	2,132,960	83,317
	Norwegian Krone	Buy	9/16/15	207,658	208,824	(1,166)
	Swedish Krona	Sell	9/16/15	2,186,735	2,175,741	(10,994)
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	2,867,546	2,964,010	(96,464)
	British Pound	Buy	9/16/15	1,159,106	1,086,882	72,224
	Canadian Dollar	Sell	7/15/15	829,561	805,648	(23,913)
	Euro	Buy	9/16/15	140,620	125,449	15,171
	Hong Kong Dollar	Buy	8/19/15	1,006,623	1,006,806	(183)
	Japanese Yen	Buy	8/19/15	235,772	214,599	21,173
	Mexican Peso	Buy	7/15/15	1,859,859	1,924,258	(64,399)
	New Zealand Dollar	Sell	7/15/15	3,741,220	4,041,225	300,005
	Norwegian Krone	Buy	9/16/15	2,055,508	2,068,890	(13,382)
	Singapore Dollar	Sell	8/19/15	3,644,985	3,696,948	51,963
	Swedish Krona	Sell	9/16/15	5,494,210	5,425,991	(68,219)
	Swiss Franc	Buy	9/16/15	2,253,813	2,231,038	22,775
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	2,075,353	2,045,932	29,421
	British Pound	Buy	9/16/15	1,044,311	1,013,580	30,731
	Canadian Dollar	Sell	7/15/15	417,862	347,998	(69,864)
	Chilean Peso	Buy	7/15/15	85,314	89,301	(3,987)
	Danish Krone	Buy	9/16/15	1,303,889	1,303,031	858
	Euro	Buy	9/16/15	1,180,762	1,107,689	73,073
	Japanese Yen	Sell	8/19/15	1,233,717	1,259,830	26,113
	Mexican Peso	Buy	7/15/15	1,843,352	1,907,304	(63,952)
	New Zealand Dollar	Buy	7/15/15	346,424	391,153	(44,729)
	Norwegian Krone	Buy	9/16/15	1,735,121	1,743,036	(7,915)
	Philippine Peso	Buy	8/19/15	962,799	972,340	(9,541)
	Swedish Krona	Sell	9/16/15	1,112,572	1,092,712	(19,860)
	Swiss Franc	Buy	9/16/15	242,652	240,242	2,410
Credit Suisse International
	Australian Dollar	Buy	7/15/15	8,434,253	8,422,464	11,789
	British Pound	Buy	9/16/15	3,909,176	3,827,494	81,682
	Canadian Dollar	Buy	7/15/15	287,300	483,754	(196,454)
	Euro	Sell	9/16/15	1,556,754	1,469,216	(87,538)
	Indian Rupee	Buy	8/19/15	2,085,170	2,057,130	28,040
	Japanese Yen	Buy	8/19/15	2,640,128	2,695,555	(55,427)
	New Zealand Dollar	Sell	7/15/15	3,351,813	3,617,808	265,995
	Norwegian Krone	Sell	9/16/15	552,846	556,824	3,978
	Singapore Dollar	Sell	8/19/15	2,164,006	2,194,839	30,833
	Swedish Krona	Sell	9/16/15	4,357,655	4,401,957	44,302
	Swiss Franc	Buy	9/16/15	3,717,128	3,679,086	38,042
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	1,070,751	1,013,495	(57,256)
	British Pound	Buy	9/16/15	46,955	45,588	1,367
	Canadian Dollar	Sell	7/15/15	815,553	741,127	(74,426)
	Euro	Buy	9/16/15	4,072,739	4,006,457	66,282
	New Zealand Dollar	Sell	7/15/15	922,038	869,330	(52,708)
	Norwegian Krone	Sell	9/16/15	1,649,512	1,657,935	8,423
	Polish Zloty	Sell	9/16/15	1,992,791	2,026,188	33,397
	Swedish Krona	Sell	9/16/15	1,128,581	1,107,929	(20,652)
	Turkish Lira	Buy	9/16/15	674,419	670,286	4,133
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	2,067,489	2,032,733	34,756
	British Pound	Buy	9/16/15	1,052,163	1,021,234	30,929
	Canadian Dollar	Sell	7/15/15	562,353	554,547	(7,806)
	Euro	Sell	9/16/15	700,980	689,468	(11,512)
	Japanese Yen	Buy	8/19/15	1,352,386	1,381,033	(28,647)
	New Zealand Dollar	Sell	7/15/15	409,982	305,949	(104,033)
	Swedish Krona	Buy	9/16/15	103,180	101,381	1,799
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/15/15	2,142,198	2,105,909	(36,289)
	British Pound	Buy	9/16/15	1,262,124	1,224,911	37,213
	Canadian Dollar	Sell	7/15/15	3,341,379	3,298,159	(43,220)
	Euro	Sell	9/16/15	117,965	57,437	(60,528)
	Japanese Yen	Sell	8/19/15	7,785,990	7,885,670	99,680
	New Zealand Dollar	Buy	7/15/15	835,330	912,716	(77,386)
	Swedish Krona	Buy	9/16/15	172,797	169,724	3,073
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	1,961,709	1,891,117	70,592
	British Pound	Sell	9/16/15	754,259	775,246	20,987
	Canadian Dollar	Buy	7/15/15	1,243,181	1,363,713	(120,532)
	Euro	Sell	9/16/15	4,483,215	4,412,869	(70,346)
	Indian Rupee	Sell	8/19/15	77,153	76,320	(833)
	Mexican Peso	Buy	7/15/15	2,301,571	2,380,672	(79,101)
	New Zealand Dollar	Sell	7/15/15	3,562,051	3,794,348	232,297
	Norwegian Krone	Buy	9/16/15	1,932,059	1,941,592	(9,533)
	Philippine Peso	Buy	8/19/15	962,796	969,198	(6,402)
	Singapore Dollar	Sell	8/19/15	2,350,751	2,370,236	19,485
	Swedish Krona	Sell	9/16/15	960,701	943,127	(17,574)
	Swiss Franc	Buy	9/16/15	399,057	394,968	4,089
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	2,351,059	2,397,044	(45,985)
	British Pound	Buy	9/16/15	1,393,723	1,321,767	71,956
	Canadian Dollar	Buy	7/15/15	473,578	592,248	(118,670)
	Euro	Buy	9/16/15	1,588,338	1,586,114	2,224
	Japanese Yen	Sell	8/19/15	3,141,931	3,182,830	40,899
	New Zealand Dollar	Sell	7/15/15	3,306,260	3,521,522	215,262
	Norwegian Krone	Buy	9/16/15	2,158,611	2,162,897	(4,286)
	Singapore Dollar	Sell	8/19/15	1,747,409	1,731,970	(15,439)
	Swedish Krona	Sell	9/16/15	6,472,636	6,406,070	(66,566)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	775,077	807,374	(32,297)
	Brazilian Real	Buy	7/2/15	2,100,930	2,091,244	9,686
	Brazilian Real	Sell	7/2/15	2,100,930	2,133,246	32,316
	Brazilian Real	Buy	10/2/15	2,033,118	2,066,108	(32,990)
	British Pound	Buy	9/16/15	898,578	872,203	26,375
	Canadian Dollar	Sell	7/15/15	2,702,979	2,602,944	(100,035)
	Chilean Peso	Buy	7/15/15	2,146,484	2,173,879	(27,395)
	Euro	Buy	9/16/15	9,370,435	9,334,964	35,471
	Hungarian Forint	Buy	9/16/15	1,975,070	1,997,783	(22,713)
	Japanese Yen	Sell	8/19/15	3,006,901	3,083,260	76,359
	New Zealand Dollar	Sell	7/15/15	1,799,673	1,846,385	46,712
	Norwegian Krone	Sell	9/16/15	807,676	813,696	6,020
	Singapore Dollar	Sell	8/19/15	4,196,540	4,200,308	3,768
	Swedish Krona	Sell	9/16/15	778,082	801,329	23,247
	Swiss Franc	Sell	9/16/15	196,739	194,746	(1,993)
	Turkish Lira	Sell	9/16/15	513,709	510,503	(3,206)
UBS AG
	Australian Dollar	Buy	7/15/15	408,085	485,668	(77,583)
	British Pound	Buy	9/16/15	1,031,904	1,001,427	30,477
	Canadian Dollar	Sell	7/15/15	3,332,334	3,287,186	(45,148)
	Chilean Peso	Buy	7/15/15	2,474	2,578	(104)
	Euro	Buy	9/16/15	6,741,397	6,730,379	11,018
	Israeli Shekel	Buy	7/15/15	2,197,488	2,172,253	25,235
	Israeli Shekel	Sell	7/15/15	2,200,826	2,140,979	(59,847)
	Japanese Yen	Sell	8/19/15	647,513	661,295	13,782
	New Zealand Dollar	Buy	7/15/15	442,743	602,342	(159,599)
	Norwegian Krone	Sell	9/16/15	13	13	—
	Swedish Krona	Buy	9/16/15	18,933	18,567	366
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	21,280	66,509	(45,229)
	Canadian Dollar	Sell	7/15/15	299,388	295,353	(4,035)
	Euro	Sell	9/16/15	2,354,048	2,316,243	(37,805)
	Japanese Yen	Buy	8/19/15	5,809,447	5,932,458	(123,011)
	New Zealand Dollar	Buy	7/15/15	1,785,594	1,951,553	(165,959)

Total						$(425,345)

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	402	$15,399,105	Sep-15	$(176,467)
FTSE 100 Index (Short)	152	15,509,619	Sep-15	403,205
Russell 2000 Index Mini (Short)	46	5,751,840	Sep-15	50,048
S&P 500 Index (Long)	14	7,190,400	Sep-15	(126,603)
S&P 500 Index E-Mini (Long)	2,347	241,083,840	Sep-15	(5,244,372)
S&P 500 Index E-Mini (Short)	414	42,526,080	Sep-15	1,301,454
S&P Mid Cap 400 Index E-Mini (Long)	384	57,527,040	Sep-15	(1,075,152)
SPI 200 Index (Short)	133	13,845,487	Sep-15	217,598
U.S. Treasury Bond 30 yr (Long)	47	7,089,656	Sep-15	(175,914)
U.S. Treasury Bond 30 yr (Short)	2	301,688	Sep-15	(6,004)
U.S. Treasury Bond Ultra 30 yr (Long)	77	11,862,813	Sep-15	(346,837)
U.S. Treasury Bond Ultra 30 yr (Short)	5	770,313	Sep-15	22,490
U.S. Treasury Note 10 yr (Long)	128	16,150,000	Sep-15	(112,661)
U.S. Treasury Note 5 yr (Long)	330	39,355,078	Sep-15	4,484
U.S. Treasury Note 5 yr (Short)	426	50,803,828	Sep-15	2,480
U.S. Treasury Note 2 yr (Long)	207	45,320,063	Sep-15	78,276
U.S. Treasury Note 2 yr (Short)	168	36,781,500	Sep-15	(63,334)

Total				$(5,247,309)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$420,554

Total			$420,554

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$17,380,000		$77,788	6/17/20	1.80%	3 month USD-LIBOR-BBA	$35,571
	3,936,000	(E)	(45,182)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(12,848)
	36,378,000	(E)	204,260	9/16/25	2.60%	3 month USD-LIBOR-BBA	(94,585)
	29,055,300	(E)	(161,418)	9/16/20	3 month USD-LIBOR-BBA	2.00%	12,334
	12,437,000	(E)	35,853	9/16/20	2.00%	3 month USD-LIBOR-BBA	(38,521)
	15,738,000	(E)	(19,204)	9/16/17	3 month USD-LIBOR-BBA	1.25%	43,228
	93,366,000	(E)	103,947	9/16/17	1.25%	3 month USD-LIBOR-BBA	(266,436)
	2,760,400	(E)	(96,435)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(10,603)
	1,972,900	(E)	82,593	9/16/45	3.10%	3 month USD-LIBOR-BBA	21,248
	15,405,000		(18,885)	6/18/17	3 month USD-LIBOR-BBA	0.955%	5,350

	Total		$163,317	$(305,262)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$68,682	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$36
	1,182,325	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	437
	2,961	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6
	22,845	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	33
	52,250	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	59
	410,659	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	289
	1,044,785	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,498
	521,857	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	748
	87,800	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	98
	285,111	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	320
	206,616	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	232
	339,722	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,391)
	55,672	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(274)
	50,499	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	9
	25,216	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4
	25,216	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4
	50,703	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	9
	131,583	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	23
	50,703	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	9
	49,973	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	72
	37,326	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(153)
	101,134	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	18
	331,247	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	583
	39,621	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	57
	130,641	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(535)
	292,071	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	579
Citibank, N.A.
	579,326	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	831
baskets	651	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(1,828,345)
units	13,588	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	1,472,504
units	649	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	70,331
Credit Suisse International
	$2,173,825	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	2,887
Goldman Sachs International
	116,905	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	57
	19,627	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	42
	170,047	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	89
	170,047	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	89
	1,716,351	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	635
	820,450	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	48
	29,131	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(119)
	34,985	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(143)
	660,367	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,704)
UBS AG
baskets	3,907	—	4/14/16	(3 month USD-LIBOR-BBA plus 55 bp)	A basket (UBSPUTNH) of common stocks	(70,757)

Total		$—	$(351,785)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,367	$20,000	5/11/63	300 bp	$1,239
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	2,316
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	4,759
	CMBX NA BBB- Index	BBB-/P	5,073	89,000	5/11/63	300 bp	4,503
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,980	81,000	5/11/63	300 bp	8,461
	CMBX NA BBB- Index	—	(502)	48,000	1/17/47	(300 bp)	823
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	(219)	14,000	5/11/63	300 bp	(309)
	CMBX NA BBB- Index	BBB-/P	132	17,000	5/11/63	300 bp	23
	CMBX NA BBB- Index	BBB-/P	1,609	21,000	5/11/63	300 bp	1,475
	CMBX NA BBB- Index	BBB-/P	4,776	60,000	5/11/63	300 bp	4,392
	CMBX NA BBB- Index	BBB-/P	813	70,000	5/11/63	300 bp	365
	CMBX NA BBB- Index	BBB-/P	8,474	75,000	5/11/63	300 bp	7,993
	CMBX NA BBB- Index	BBB-/P	5,962	77,000	5/11/63	300 bp	5,469
	CMBX NA BBB- Index	BBB-/P	5,065	77,000	5/11/63	300 bp	4,573
	CMBX NA BBB- Index	BBB-/P	6,224	78,000	5/11/63	300 bp	5,724
	CMBX NA BBB- Index	BBB-/P	2,373	78,000	5/11/63	300 bp	1,874
	CMBX NA BBB- Index	BBB-/P	1,198	78,000	5/11/63	300 bp	699
	CMBX NA BBB- Index	BBB-/P	5,755	79,000	5/11/63	300 bp	5,249
	CMBX NA BBB- Index	BBB-/P	6,320	154,000	5/11/63	300 bp	5,334
	CMBX NA BBB- Index	BBB-/P	79	9,000	1/17/47	300 bp	(169)
	CMBX NA BBB- Index	BBB-/P	83	13,000	1/17/47	300 bp	(276)
	CMBX NA BBB- Index	BBB-/P	65	13,000	1/17/47	300 bp	(294)
	CMBX NA BBB- Index	BBB-/P	45	14,000	1/17/47	300 bp	(342)
	CMBX NA BBB- Index	BBB-/P	45	14,000	1/17/47	300 bp	(342)
	CMBX NA BBB- Index	BBB-/P	35	14,000	1/17/47	300 bp	(351)
	CMBX NA BBB- Index	BBB-/P	48	27,000	1/17/47	300 bp	(697)
	CMBX NA BBB- Index	BBB-/P	86	27,000	1/17/47	300 bp	(659)
	CMBX NA BBB- Index	BBB-/P	58	27,000	1/17/47	300 bp	(687)
	CMBX NA BBB- Index	BBB-/P	48	27,000	1/17/47	300 bp	(697)
	CMBX NA BBB- Index	BBB-/P	139	39,000	1/17/47	300 bp	(937)
	CMBX NA BBB- Index	BBB-/P	—	46,000	1/17/47	300 bp	(1,269)
	CMBX NA BBB- Index	BBB-/P	798	102,000	1/17/47	300 bp	(2,017)
	CMBX NA BBB- Index	BBB-/P	726	102,000	1/17/47	300 bp	(2,089)
	CMBX NA BB Index	—	586	108,000	5/11/63	(500 bp)	1,198
	CMBX NA BB Index	—	(559)	107,000	5/11/63	(500 bp)	47
	CMBX NA BB Index	—	2,667	101,000	5/11/63	(500 bp)	3,239
	CMBX NA BB Index	—	(353)	97,000	5/11/63	(500 bp)	196
	CMBX NA BB Index	—	1,500	97,000	5/11/63	(500 bp)	2,050
	CMBX NA BB Index	—	910	88,000	5/11/63	(500 bp)	1,408
	CMBX NA BB Index	—	(1,380)	79,000	5/11/63	(500 bp)	(932)
	CMBX NA BB Index	—	(426)	53,000	5/11/63	(500 bp)	—
	CMBX NA BB Index	—	(327)	52,000	5/11/63	(500 bp)	(4)
	CMBX NA BB Index	—	718	48,000	5/11/63	(500 bp)	990
	CMBX NA BB Index	—	960	48,000	5/11/63	(500 bp)	1,232
	CMBX NA BB Index	—	(328)	36,000	5/11/63	(500 bp)	(124)
	CMBX NA BB Index	—	(269)	35,000	5/11/63	(500 bp)	(70)
	CMBX NA BB Index	—	(335)	35,000	5/11/63	(500 bp)	(137)
	CMBX NA BB Index	—	460	26,000	5/11/63	(500 bp)	608
	CMBX NA BB Index	—	(1,513)	78,000	5/11/63	(500 bp)	(1,071)
	CMBX NA BBB- Index	BBB-/P	(112)	33,000	5/11/63	300 bp	(323)
	CMBX NA BBB- Index	BBB-/P	(271)	45,000	5/11/63	300 bp	(559)
	CMBX NA BBB- Index	BBB-/P	42	63,000	5/11/63	300 bp	(361)
	CMBX NA BBB- Index	BBB-/P	449	74,000	5/11/63	300 bp	(24)
	CMBX NA BBB- Index	BBB-/P	7,753	80,000	5/11/63	300 bp	7,241
	CMBX NA BBB- Index	BBB-/P	4,020	84,000	5/11/63	300 bp	3,483
	CMBX NA BBB- Index	BBB-/P	656	89,000	5/11/63	300 bp	41
	CMBX NA BBB- Index	BBB-/P	1,072	90,000	5/11/63	300 bp	496
	CMBX NA BBB- Index	BBB-/P	895	90,000	5/11/63	300 bp	319
	CMBX NA BBB- Index	BBB-/P	(902)	90,000	5/11/63	300 bp	(1,478)
	CMBX NA BBB- Index	BBB-/P	(300)	90,000	5/11/63	300 bp	(876)
	CMBX NA BBB- Index	BBB-/P	(301)	90,000	5/11/63	300 bp	(877)
	CMBX NA BBB- Index	BBB-/P	(753)	90,000	5/11/63	300 bp	(1,329)
	CMBX NA BBB- Index	BBB-/P	(852)	91,000	5/11/63	300 bp	(1,434)
	CMBX NA BBB- Index	BBB-/P	248	92,000	5/11/63	300 bp	(341)
	CMBX NA BBB- Index	BBB-/P	(1,788)	99,000	5/11/63	300 bp	(2,422)
	CMBX NA BBB- Index	BBB-/P	69	99,000	5/11/63	300 bp	(565)
	CMBX NA BBB- Index	BBB-/P	343	99,000	5/11/63	300 bp	(291)
	CMBX NA BBB- Index	BBB-/P	505	109,000	5/11/63	300 bp	(193)
	CMBX NA BBB- Index	BBB-/P	13,000	122,000	5/11/63	300 bp	12,218
	CMBX NA BBB- Index	BBB-/P	(1,356)	135,000	5/11/63	300 bp	(2,220)
	CMBX NA BBB- Index	BBB-/P	630	136,000	5/11/63	300 bp	(241)
	CMBX NA BBB- Index	BBB-/P	974	227,000	5/11/63	300 bp	(555)
	CMBX NA BBB- Index	BBB-/P	91	13,000	1/17/47	300 bp	(267)
	CMBX NA BBB- Index	BBB-/P	349	71,000	1/17/47	300 bp	(1,610)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(595)	86,000	5/11/63	300 bp	(1,145)
	CMBX NA BBB- Index	BBB-/P	25	7,000	1/17/47	300 bp	(168)
	CMBX NA BBB- Index	BBB-/P	25	7,000	1/17/47	300 bp	(168)
	CMBX NA BBB- Index	BBB-/P	56	13,000	1/17/47	300 bp	(303)
	CMBX NA BBB- Index	BBB-/P	46	13,000	1/17/47	300 bp	(312)
	CMBX NA BBB- Index	BBB-/P	46	13,000	1/17/47	300 bp	(312)
	CMBX NA BBB- Index	BBB-/P	125	16,000	1/17/47	300 bp	(317)
	CMBX NA BBB- Index	BBB-/P	33	31,000	1/17/47	300 bp	(822)
	CMBX NA BBB- Index	BBB-/P	390	46,000	1/17/47	300 bp	(880)
	CMBX NA BB Index	—	(1,177)	111,000	5/11/63	(500 bp)	(548)
	CMBX NA BB Index	—	554	54,000	5/11/63	(500 bp)	860
	CMBX NA BB Index	—	63	52,000	5/11/63	(500 bp)	358
	CMBX NA BB Index	—	1,085	48,000	5/11/63	(500 bp)	1,357
	CMBX NA BB Index	—	(336)	35,000	5/11/63	(500 bp)	(138)
	CMBX NA BB Index	—	(92)	46,000	1/17/47	(500 bp)	1,025
	CMBX NA BBB- Index	BBB-/P	418	70,000	5/11/63	300 bp	(30)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	427
	CMBX NA BBB- Index	BBB-/P	(723)	90,000	5/11/63	300 bp	(1,299)
	CMBX NA BBB- Index	BBB-/P	(842)	90,000	5/11/63	300 bp	(1,418)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(1,479)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(1,479)
	CMBX NA BBB- Index	BBB-/P	(361)	90,000	5/11/63	300 bp	(937)
	CMBX NA BBB- Index	BBB-/P	(1,650)	99,000	5/11/63	300 bp	(2,283)
	CMBX NA BBB- Index	BBB-/P	2,665	89,000	1/17/47	300 bp	164
	CMBX NA BBB- Index	BBB-/P	855	111,000	1/17/47	300 bp	(2,209)

	Total		$100,102	$58,542

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

	NA HY Series 24 Index	B+/P	$(5,038,248)	$70,736,490	6/20/20	500 bp	$(532,688)
	NA IG Series 24 Index	BBB+/P	(781,510)	40,600,000	6/20/20	100 bp	(193,296)

	Total		$(5,819,758)	$(725,984)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,140,208,570.
(b)	The aggregate identified cost on a tax basis is $2,088,928,294, resulting in gross unrealized appreciation and depreciation of $228,402,206 and $62,118,087, respectively, or net unrealized appreciation of $166,284,119.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $375,672, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$34,074,401	$167,281,614	$130,886,860	$32,567	$70,469,155
	Putnam Short Term Investment Fund*	289,181,864	212,568,204	200,069,812	221,002	301,680,256
	Totals	$323,256,265	$379,849,818	$330,956,672	$253,569	$372,149,411
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $24,498,797, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $24,051,380. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $265,415,717 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.1%
	United Kingdom	3.3
	Japan	3.1
	France	1.8
	China	1.3
	Germany	1.2
	Switzerland	1.2
	Australia	0.8
	Netherlands	0.6
	South Korea	0.6
	Canada	0.5
	Spain	0.5
	Hong Kong	0.5
	India	0.5
	Taiwan	0.5
	Other	4.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,717,408 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,212,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$70,399,015	$—	$—
Capital goods	91,751,632	910,403	—
Communication services	45,953,708	—	—
Conglomerates	3,755,833	—	—
Consumer cyclicals	188,301,006	—	—
Consumer staples	118,523,305	—	164,260
Energy	94,144,109	—	998
Financials	275,788,961	—	211,412
Health care	193,792,010	—	—
Technology	227,806,463	—	—
Transportation	34,292,288	—	—
Utilities and power	44,742,952	—	—
Total common stocks	1,389,251,282	910,403	376,670
Asset-backed securities	—	10,325,000	17,630,000
Convertible bonds and notes	—	242,459	—
Convertible preferred stocks	—	174,058	—
Corporate bonds and notes	—	234,245,304	595,656
Foreign government and agency bonds and notes	—	11,299,992	—
Investment companies	3,291,346	—	—
Mortgage-backed securities	—	52,500,341	1,628,133
Preferred stocks	590,482	385,725	—
Senior loans	—	3,264,850	—
U.S. government and agency mortgage obligations	—	94,411,954	—
Warrants	518,268	4,485,914	—
Short-term investments	372,395,411	56,689,165	—

Totals by level	$1,766,046,789	$468,935,165	$20,230,459

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(425,345)	$—
Futures contracts	(5,247,309)	—	—
Written swap options outstanding	—	(420,554)	—
Interest rate swap contracts	—	(468,579)	—
Total return swap contracts	—	(351,785)	—
Credit default contracts	—	5,052,214	—

Totals by level	$(5,247,309)	$3,385,951	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$5,104,235	$52,021
Foreign exchange contracts	2,620,456	3,045,801
Equity contracts	8,519,322	8,521,696
Interest rate contracts	496,116	1,977,787

Total	$16,740,129	$13,597,305

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)				$3,100,000
Futures contracts (number of contracts)				6,000
Forward currency contracts (contract amount)				$474,800,000
Centrally cleared interest rate swap contracts (notional)				$219,200,000
OTC total return swap contracts (notional)				$198,900,000
OTC credit default contracts (notional)				$5,700,000
Centrally cleared credit default contracts (notional)				$69,200,000
Warrants (number of warrants)				650,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$1,130,498	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,130,498
	OTC Total return swap contracts*#	—	5,123	—	1,543,666	2,887	—	960	—	—	—	—	—	—	—	1,552,636
	OTC Credit default contracts*#	—	1,325	—	—	6,319	—	2,817	—	—	—	—	—	—	—	10,461
	Centrally cleared credit default contracts§	—	—	398,112	—	—	—	—	—	—	—	—	—	—	—	398,112
	Futures contracts§	—	—	—	—	—	—	—	—	—	741,474	—	—	—	—	741,474
	Forward currency contracts#	130,203	483,311	—	162,606	504,661	113,602	67,484	139,966	347,450	—	330,341	259,954	80,878	—	2,620,456
	Purchased swap options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Assets	$130,203	$489,759	$1,528,610	$1,706,272	$513,867	$113,602	$71,261	$139,966	$347,450	$741,474	$330,341	$259,954	$80,878	$—	$6,453,637

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,098,745	—	—	—		—	—	—	—	—	—	—	1,098,745
	OTC Total return swap contracts*#	—	2,353	—	1,828,345	—	—	2,966	—	—	—	—	—	70,757	—	1,904,421
	OTC Credit default contracts*#	1,523	519	—	—	35,331	—	14,648	—	—	—	—	—	—	—	52,021
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	295,207	—	—	—	—	295,207
	Forward currency contracts#	151,295	266,560	—	219,848	339,419	205,042	151,998	217,423	304,321	—	250,946	220,629	342,281	376,039	3,045,801
	Written swap options#	—	—	—	—	—	—	—	—	420,554	—	—	—	—	—	420,554

	Total Liabilities	$152,818	$269,432	$1,098,745	$2,048,193	$374,750	$205,042	$169,612	$217,423	$724,875	$295,207	$250,946	$220,629	$413,038	$376,039	$6,816,749

	Total Financial and Derivative Net Assets	$(22,615)	$220,327	$429,865	$(341,921)	$139,117	$(91,440)	$(98,351)	$(77,457)	$(377,425)	$446,267	$79,395	$39,325	$(332,160)	$(376,039)	$(363,112)
	Total collateral received (pledged)##†	$(22,615)	$136,000	$—	$(110,000)	$110,000	$(91,440)	$(40,000)	$—	$(377,425)	$—	$—	$—	$(332,160)	$—
	Net amount	$—	$84,327	$429,865	$(231,921)	$29,117	$—	$(58,351)	$(77,457)	$—	$446,267	$79,395	$39,325	$—	$(376,039)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015